                              SEASONS SERIES TRUST

                                     [LOGO]

                                 Annual Report
                                 MARCH 31, 1998

DEAR INVESTOR:

We are pleased to present the first annual report for the Seasons Series Trust, the underlying investment for your SEASONS VARIABLE ANNUITY issued by Anchor National Life Insurance Company. The report covers the period from the Trust's inception on April 15, 1997 to March 31, 1998. Over the last year, Seasons has benefited from the strong stock and bond markets, as well as the competitive performance of its underlying portfolios. In fact, we are excited to report that as of March 31, 1998, Seasons holds $248.2 million in assets compared to $175.1 million as of September 30, 1997, an increase of nearly 42% in just six months.

To help you better understand the state of the economy and to provide you with some insight into what the future might bring, we have included an overview of the global, U.S. equity and U.S. fixed income markets over the last year, as well as comments from Seasons' five world-class money managers: Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., Janus Capital Corporation, SunAmerica Asset Management Corp. and Wellington Management Company, LLP.

THE YEAR IN REVIEW AND OUTLOOK FOR 1998-1999
GLOBAL MARKET

The international markets performed well from April 15, 1997 through March 31, 1998. U.S. stocks posted stellar results, while European markets were the strongest performers overseas. Other international stocks were mixed, with Latin American shares advancing respectably and Asian stocks generally falling. Overall, the global markets were robust despite the uncertainties created by the mid-1997 financial crisis in Asia. There were fears in late 1997 that Asia's economic problems would trigger a serious decline in global growth, which would in turn dampen corporate earnings growth and stock market performance. However, the global markets rebounded impressively in the first quarter of 1998, with market indices in both the U.S. and Europe hitting new record highs.

In the U.S., both stocks and bonds rose as the Federal Reserve Board maintained a "wait-and-see" posture regarding interest rates. Early concerns that strong economic growth would trigger inflationary pressures were alleviated as the Asian crisis helped to moderate growth. Long-term interest rates fell to the 6% range as inflation also continued to decline.

Meanwhile, European markets benefited from positive developments regarding European Monetary Union (EMU), especially during the last three months. The strongest global markets in the first quarter of 1998 (in local terms) were all in Europe, specifically Spain (+42.3%), Italy (+40.3%), Finland (+38.2%), Portugal (+36.7%), and Ireland (+29.6%). Asian equity markets did not fare as well. Japan, in particular, was seriously hurt by the Asian crisis, experiencing slow growth throughout the last year.

  Outlook from Putnam Investment Management, Inc.

  "LOOKING FORWARD, WE FAVOR SELECT EUROPEAN MARKETS SUCH AS FRANCE, ITALY, AND SPAIN, WHERE VALUATIONS REMAIN ATTRACTIVE COMPARED TO THOSE IN THE U.S. AND LARGER EUROPEAN MARKETS SUCH AS GERMANY AND THE U.K."

                                                                ----------------

U.S. EQUITY MARKET

Following some weakness in late 1997, U.S. stocks resumed their powerful gains in the first quarter of 1998. From April 15, 1997 through March 31, 1998, the Standard & Poor's Composite Index of 500 Stocks, an index widely accepted as representative of the U.S. stock market performance, soared an incredible 48.37%. Technology shares came alive in recent months, helping to power the NASDAQ Composite Index, which generally represents smaller, over-the-counter stocks, to an even more robust 50.26% return during the period.

The strong performance of U.S. stocks was supported by an economic environment of moderate growth and low inflation. In 1997, Gross Domestic Product (GDP) growth was reported at 3.8% versus 2.6% in 1996. This increase in GDP growth reflected very strong consumer demand, a rise in discretionary income, and a housing sector that benefited from lower mortgage rates. Investors were also encouraged by Federal Reserve Chairman Alan Greenspan's decision to hold short-term rates during the period. In addition, both unemployment and inflation remained low, and corporate profits continued to show strength throughout the year.

  Outlook from SunAmerica Asset Management Corp.

  "WE CONTINUE TO REMAIN POSITIVE ABOUT THE OVERALL EQUITY MARKET. THE U.S. ECONOMY REMAINS ON TRACK AS WE ENTER THE EIGHTH YEAR OF THIS ECONOMIC EXPANSION. HOWEVER, WITH REDUCED ASIAN DEMAND FOR EXPORTS AND INTENSIFIED COMPETITION AMONG IMPORTS, WE BELIEVE THAT U.S. ECONOMIC GROWTH WILL MODERATE IN 1998 TO THE 2%-2.5% RANGE. ON THE INFLATION FRONT, WE CONTINUE TO WATCH WAGE INFLATION AND ITS IMPACT ON CORPORATE EARNINGS. WITH MODERATE GROWTH AND A STABLE TO DECLINING INFLATIONARY PICTURE, WE BELIEVE CORPORATE EARNINGS WILL BE UP 5%-6% IN 1998. ALL OF THIS SHOULD HELP SUPPORT U.S. STOCKS IN THE NEXT YEAR."

  Outlook from Janus Capital Corporation

  "WHILE EVENTS IN ASIA HAVE RESULTED IN WEAKER DEMAND FROM THE PACIFIC RIM, THEY HAVE ALSO STRENGTHENED THE U.S. ECONOMY BY HOLDING DOWN PRICES. IN THE U.S., LOW INTEREST RATES, MODEST INFLATION, AND STEADY GROWTH HAVE CREATED AN ENVIRONMENT IN WHICH QUALITY COMPANIES CAN THRIVE. IN THIS CONTEXT, WE BELIEVE CAREFULLY RESEARCHED, HIGH-QUALITY ASSETS WILL CONTINUE TO GENERATE EXCELLENT RESULTS THROUGHOUT THE YEAR."

  Outlook from T. Rowe Price Associates, Inc.

  "ALTHOUGH WE REMAIN OPTIMISTIC ABOUT U.S. STOCKS, WE BELIEVE ECONOMIC GROWTH WILL SLOW FROM THE TORRID PACE OF RECENT YEARS. THE IMPACT OF ASIA'S PROBLEMS HAS ONLY BEGUN TO BE EVIDENT IN SPECIFIC COMPANY RESULTS, BUT IT COULD CAUSE SOME SLOWING OF CORPORATE EARNINGS IN 1998. THIS, IN TURN, COULD INHIBIT THE STOCK MARKET'S CLIMB, PARTICULARLY IN VIEW OF TODAY'S HISTORICALLY HIGH VALUATIONS."

U.S. FIXED INCOME MARKET

Over the last twelve months, the U.S. bond markets produced significant gains, as interest rates fell by approximately 1% down to the 5.5%-6.0% level across all maturities. With inflation close to 1% and unlikely to move above 2% during the next year, real interest rates stayed near 4%, a level which has historically been very attractive for bond investors.

In this environment, corporate bonds and mortgages performed well, especially compared to U.S. Treasuries. With strong double-digit gains, high-yield bonds turned in the best results among fixed income investments. The only major turmoil within the bond market revolved around Asian and Latin American debt. As a result of the Asian financial crisis, many investors sold emerging market issues in late 1997 and prices declined by over 10%. This year has seen a reversal in fortune,

----------------
2
as these debt issues have attracted investors interested in earning yields of 8-10%. However, prices still have not fully retraced their 1997 declines.

  Outlook from Wellington Management Company, LLP:

  "WE EXPECT INTEREST RATES TO REMAIN STABLE TO LOWER IN THE MONTHS AHEAD. ALTHOUGH MOST OF THE IMPROVEMENT IN INFLATION IS BEHIND US, IT IS UNLIKELY TO INCREASE ANYTIME SOON, AND THE LONGER IT REMAINS IN THE 1%-2% RANGE, THE MORE COMFORTABLE INVESTORS WILL BE BUYING U.S. TREASURIES YIELDING LESS THAN 6% AND THE MORE LIKELY THE FEDERAL RESERVE WOULD REDUCE RATES AT SIGNS OF ECONOMIC WEAKNESS. OVERALL, THAT'S A GOOD SIGN FOR THE FIXED INCOME MARKETS."

IN CONCLUSION

Over the last year, the U.S. equity market continued to break new highs. In late March, the Dow Jones Industrial Average, which represents 30 of the largest industrial companies in the U.S., surpassed the 9,000 level for the first time ever, a feat that seemed unlikely just a few months earlier. Yet even as the records mount, the market has continued to experience increased volatility. As a SEASONS VARIABLE ANNUITY investor, you have the confidence of knowing that your money is managed by the combined talents, experience and expertise of our five highly regarded money managers. In addition, with the market near all-time highs and continuing to fluctuate with every economic report, it is reassuring to remember that the SEASONS VARIABLE ANNUITY offers automatic asset allocation and portfolio rebalancing to help you manage risk and ensure your investments remain on track to reach your financial goals.

Finally, we want to thank you for choosing Seasons to help build your Personal Retirement Portfolio.-TM- We appreciate the confidence you have placed in your five money managers and in the SEASONS VARIABLE ANNUITY, a timeless investment product from the life companies of SunAmerica Inc., The Retirement Specialist.-TM-

Sincerely,

[ELI BROAD SIGNATURE]

Eli Broad
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
ANCHOR NATIONAL LIFE INSURANCE COMPANY

May 19, 1998________

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----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 70.7%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.4%
APPAREL & TEXTILES -- 0.5%
Oakley, Inc.+ ..........................          8,200   $      94,813
R.P.M., Inc. ...........................          1,625          28,945
Sola International, Inc.+ ..............            800          33,150

AUTOMOTIVE -- 0.6%
Federal-Mogul Corp. ....................          2,775         147,595
Ford Motor Co. .........................            700          45,369

HOUSING -- 0.0%
Krause's Furniture, Inc.+ ..............          3,900          14,625

RETAIL -- 2.3%
Abercrombie & Fitch Co., Class A+ ......          1,300          54,681
Costco Cos., Inc.+ .....................          2,450         130,769
CVS Corp. ..............................            400          30,200
Cybershop International, Inc.+ .........          1,150          10,781
Duane Reade, Inc.+ .....................          6,493         165,977
Federated Department Stores, Inc.+ .....            900          46,631
Gap, Inc. ..............................            750          33,750
Office Depot, Inc.+ ....................          1,900          59,138
Pacific Sunwear of California+ .........            500          20,750
Sunglass Hut International, Inc.+ ......          8,400          88,200
U.S. Vision, Inc.+ .....................          3,000          30,750
Wal-Mart Stores, Inc. ..................          1,000          50,813
Woolworth Corp.+ .......................          1,000          25,000
                                                          -------------
                                                              1,111,937
                                                          -------------

CONSUMER STAPLES -- 1.2%
FOOD, BEVERAGE & TOBACCO -- 0.7%
DEKALB Genetics Corp., Class B .........          1,780         119,037
Flowers Industries, Inc. ...............          1,000          23,437
Philip Morris Cos., Inc. ...............          1,300          54,194
RJR Nabisco Holdings Corp. .............            700          21,919
UST, Inc. ..............................            600          19,350

HOUSEHOLD PRODUCTS -- 0.5%
Colgate-Palmolive Co. ..................            700          60,638
Gillette Co. ...........................            400          47,475
Procter & Gamble Co. ...................            600          50,625
                                                          -------------
                                                                396,675
                                                          -------------

ENERGY -- 1.5%
ENERGY SERVICES -- 0.3%
Baker Hughes, Inc. .....................            600          24,150
Friede Goldman International, Inc.+ ....            900          25,987

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4

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Schlumberger Ltd. ......................            300   $      22,725
Smedvig ASA, Class B ...................            749          15,030
Transocean Offshore, Inc. ..............            500          25,719

ENERGY SOURCES -- 1.2%
Exxon Corp. ............................            800          54,100
Global Marine, Inc.+ ...................            750          18,563
Mobil Corp. ............................            500          38,312
Nabors Industries, Inc.+ ...............            750          17,766
Noble Affiliates, Inc. .................            800          33,300
Ocean Rig ASA+ .........................         57,031          58,343
Royal Dutch Petroleum Co. ..............            600          34,087
Smith International, Inc.+ .............          1,593          87,715
Texaco, Inc. ...........................            800          48,200
                                                          -------------
                                                                503,997
                                                          -------------

FINANCE -- 10.5%
BANKS -- 4.5%
Ambanc Holding Co., Inc. ...............            325           6,175
Astoria Financial Corp. ................            235          14,526
Banca Commerciale Italiana+ ............         39,668         197,905
Bank of New York Co., Inc. .............          2,125         133,477
BankAmerica Corp. ......................          2,050         169,381
BankBoston Corp. .......................            300          33,075
Chase Manhattan Corp. ..................            400          53,950
Citicorp ...............................            250          35,500
First American Corp. ...................          1,300          63,700
First Chicago NBD Corp. ................            700          61,688
First Defiance Financial Corp. .........            945          14,411
First Union Corp. ......................            700          39,725
Golden State Bancorp, Inc.+ ............          1,600          61,100
Hibernia Corp., Class A ................          3,100          63,744
Klamath First Bancorp, Inc. ............            710          16,330
Mellon Bank Corp. ......................            500          31,750
North Central Bancshares, Inc. .........            130           2,893
PNC Bank Corp. .........................          1,800         107,887
Provident Financial Holdings, Inc.+ ....            525          12,338
Queens County Bancorp, Inc. ............            400          17,600
Sovereign Bancorp, Inc. ................          3,400          61,837
Star Banc Corp. ........................          1,250          73,906
Summit Bancorp. ........................          1,200          60,075
TF Financial Corp. .....................             90           2,520
U.S. Bancorp ...........................          1,055         131,611

FINANCIAL SERVICES -- 3.7%
American Express Co. ...................            600          55,087
Associates First Capital Corp., Class
  A ....................................          2,930         231,470
Beneficial Corp. .......................            490          60,913
Capital One Financial Corp. ............          1,000          78,875
Charles Schwab Corp. ...................          2,052          77,976
CIT Group, Inc., Class A+ ..............          1,300          42,413

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                                                                               5

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
ContiFinancial Corp.+ ..................            800   $      24,400
Federal Agricultural Mortgage Corp.+ ...            700          39,200
Federal National Mortgage
  Association ..........................            800          50,600
FirstSpartan Financial Corp. ...........            265          11,958
Healthcare Financial Partners, Inc.+ ...          1,400          66,325
Household International, Inc. ..........          1,125         154,969
Jefferies Group, Inc. ..................            200          11,300
Legg Mason, Inc. .......................            500          29,656
Lehman Brothers Holdings, Inc. .........            500          37,438
SLM Holding Corp. ......................          2,820         123,022
T&W Financial Corp.+ ...................          2,000          57,500
Waddell & Reed Financial, Inc., Class
  A+ ...................................          1,050          27,300

INSURANCE -- 2.3%
Aetna, Inc. ............................            300          25,031
Allstate Corp. .........................            400          36,775
Chubb Corp. ............................            300          23,513
Conseco, Inc. ..........................            900          50,962
Reliance Group Holdings, Inc. ..........          4,000          76,500
Stirling Cooke Brown Holdings Ltd.+ ....            500          13,250
Swiss Life Insurance & Pension Co. .....            108          91,316
The Hartford Financial Services Group,
  Inc. .................................            400          43,400
UICI+ ..................................          2,375          82,086
UNUM Corp. .............................          5,700         314,569
                                                          -------------
                                                              3,404,908
                                                          -------------

HEALTHCARE -- 9.2%
DRUGS -- 5.5%
Abbott Laboratories, Inc. ..............            400          30,125
Alkermes, Inc.+ ........................          2,000          49,750
Alza Corp.+ ............................          3,140         140,711
Bristol-Myers Squibb Co. ...............            700          73,019
Centocor, Inc.+ ........................            500          22,313
Eli Lilly & Co. ........................          2,835         169,037
ICN Pharmaceuticals, Inc. ..............          1,400          68,950
Inhale Therapeutic Systems .............          1,000          27,125
Merck & Co., Inc. ......................            500          64,187
Pfizer, Inc. ...........................          3,565         355,386
Sepracor, Inc.+ ........................          1,000          42,625
Smithkline Beecham PLC .................         12,026         151,490
Warner-Lambert Co. .....................          3,475         591,836

HEALTH SERVICES -- 1.8%
Advance Paradigm, Inc.+ ................          1,500          59,437
Assisted Living Concepts, Inc.+ ........          1,000          21,625
Boron, LePore & Associates, Inc.+ ......          1,700          56,313
Columbia/HCA Healthcare Corp. ..........          1,400          45,150
Novoste Corp.+ .........................          2,400          62,250
Omnicare, Inc. .........................          5,599         221,860
Sunrise Assisted Living, Inc.+ .........          1,000          44,750
Tenet Healthcare Corp.+ ................          1,100          39,944

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6

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
United Healthcare Corp. ................            300   $      19,425
Vision Twenty-One, Inc.+ ...............          2,100          24,675

MEDICAL PRODUCTS -- 1.9%
Arterial Vascular Engineering, Inc.+ ...          2,000          73,250
Baxter International, Inc. .............            500          27,563
Cardinal Health, Inc. ..................            765          67,463
Cytyc Corp.+ ...........................          2,500          62,500
Endocardial Solutions, Inc.+ ...........            500           7,000
Johnson & Johnson ......................            600          43,988
Medaphis Corp.+ ........................          5,700          59,494
Respironics, Inc.+ .....................          3,000          86,812
Sofamor Danek Group, Inc.+ .............          2,070         176,467
                                                          -------------
                                                              2,986,520
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 8.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................            700          36,488

BUSINESS SERVICES -- 5.0%
Aavid Thermal Technologies, Inc.+ ......          4,400         135,850
Billing Concepts Corp.+ ................            200           5,188
Cendant Corp.+ .........................          1,000          39,625
Cultural Access Worldwide, Inc.+ .......         10,000         158,750
D.R. Horton, Inc. ......................          1,500          31,875
Delta & Pine Land Co. ..................          3,640         189,280
DSET Corp.+ ............................          3,400          63,537
Gartner Group, Inc., Class A+ ..........            700          26,163
GTECH Holdings Corp.+ ..................            400          15,550
Ha-Lo Industries, Inc.+ ................          3,900         136,256
Metro One Telecommunications, Inc.+ ....          5,600          66,500
NCO Group, Inc.+ .......................          1,000          25,000
Network Appliance, Inc. ................          1,900          67,450
Owens-Illinois, Inc.+ ..................            500          21,625
Positron Fiber Systems Corp., Class
  A+ ...................................          9,600          73,800
PSINet, Inc.+ ..........................          5,900          65,637
Ryland Group, Inc. .....................          1,000          27,625
Sealed Air Corp.+ ......................          2,440         159,820
Service Corp. International ............          1,000          42,437
Sysco Corp. ............................            800          20,500
Toll Brothers, Inc.+ ...................          1,500          42,188
Tomra Systems ASA ......................            571          15,128
Transition Systems, Inc.+ ..............          3,300          67,237
Unisys Corp.+ ..........................          4,000          76,000
USA Waste Services, Inc.+ ..............          1,100          49,019

ELECTRICAL EQUIPMENT -- 0.4%
Aeroflex, Inc.+ ........................          4,700          62,275
North American Scientific, Inc.+ .......          2,200          79,200

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

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.2%
EVI, Inc.+ .............................          1,100   $      50,944
Varco International, Inc.+ .............            750          19,312

MULTI-INDUSTRY -- 1.9%
Corning, Inc. ..........................            800          35,400
Raision Tehtaat Oy .....................          1,755         251,945
Republic Industries, Inc.+ .............          1,400          36,137
Siebe PLC ..............................          5,571         121,609
Tyco International Ltd. ................          2,880         157,320

TRANSPORTATION -- 0.5%
Atlas Air, Inc.+ .......................          1,600          52,100
Burlington Northern Santa Fe Corp. .....            400          41,600
Comair Holdings, Inc. ..................          1,000          26,500
Trans World Airlines, Inc.+ ............          2,500          30,781
                                                          -------------
                                                              2,623,651
                                                          -------------

INFORMATION & ENTERTAINMENT -- 5.6%
BROADCASTING & MEDIA -- 4.6%
CBS Corp. ..............................          6,385         216,691
Chancellor Media Corp.+ ................          4,805         220,429
Cinar Films, Inc., Class B+ ............          1,000          42,625
Clear Channel Communications, Inc.+ ....            400          39,200
DoubleClick, Inc.+ .....................          2,000          70,250
Forrester Research, Inc.+ ..............            500          17,750
Jacor Communications, Inc.+ ............          1,000          59,000
Lamar Advertising Co., Class A+ ........          2,610          91,350
Outdoor Systems, Inc.+ .................          2,960         103,785
The Petersen Companies, Inc., Class
  A+ ...................................          2,000          50,000
Time Warner, Inc. ......................          7,544         543,168
Univision Communications, Inc., Class
  A+ ...................................          1,250          46,563

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc. ...........................            800          28,250
Mattel, Inc. ...........................            800          31,700

LEISURE & TOURISM -- 0.8%
Hilton Hotels Corp. ....................            900          28,688
McDonald's Corp. .......................            800          48,000
Outback Steakhouse, Inc.+ ..............          1,900          74,337
Primadonna Resorts, Inc.+ ..............          6,000          94,500
                                                          -------------
                                                              1,806,286
                                                          -------------

INFORMATION TECHNOLOGY -- 25.4%
COMMUNICATION EQUIPMENT -- 2.1%
CIENA Corp.+ ...........................          1,500          63,937
Lucent Technologies, Inc. ..............            900         115,087
Nokia Corp., Class A ADR ...............          3,060         330,289
Tellabs, Inc.+ .........................            500          33,563
U.S. West Media Group+ .................          3,240         112,590

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8

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.0%
Computer Sciences Corp. ................            600   $      33,000
Dell Computer Corp.+ ...................          1,930         130,758
EMC Corp.+ .............................          3,470         131,209
HBO & Co. ..............................          3,905         235,764
Hewlett-Packard Co. ....................            700          44,363
Honeywell, Inc. ........................            400          33,075
International Business Machines
  Corp. ................................            400          41,550

ELECTRONICS -- 4.2%
Analog Devices, Inc.+ ..................         10,300         342,475
Applied Materials, Inc.+ ...............            900          31,781
ASM Lithography Holdings NV+ ...........          2,705         250,043
ATMI, Inc.+ ............................          2,100          63,525
Emerson Electric Co. ...................            700          45,631
General Electric Co. ...................            900          77,569
Hubbell, Inc., Class B .................            600          30,225
Intel Corp. ............................            500          39,031
Lam Research Corp.+ ....................            400          11,250
Maxim Integrated Products, Inc.+ .......          2,180          79,434
Molex, Inc., Class A ...................          1,100          29,494
Motorola, Inc. .........................            500          30,313
Pittway Corp., Class A .................          3,840         276,480
Vitesse Semiconductor Corp.+ ...........          1,330          62,718

SOFTWARE -- 12.7%
America Online, Inc.+ ..................          7,344         501,687
Applied Voice Technology, Inc.+ ........          1,000          39,000
Aspen Technology, Inc.+ ................          5,375         221,719
At Home Corp., Series A+ ...............          3,710         125,444
Cadence Design Systems, Inc.+ ..........          6,680         231,295
Caere Corp.+ ...........................          5,000          54,375
Cambridge Technology Partners, Inc.+ ...            800          39,650
Cisco Systems, Inc.+ ...................          5,855         400,336
Computer Associates International,
  Inc. .................................          1,000          57,750
Computer Task Group, Inc. ..............          1,000          41,188
Compuware Corp.+ .......................          2,500         123,437
CrossKeys Systems Corp.+ ...............          1,000          11,250
Intuit, Inc.+ ..........................          1,930          93,364
ISS Group, Inc.+ .......................            600          23,325
J.D. Edwards & Co.+ ....................          3,800         124,212
Keane, Inc.+ ...........................          1,300          73,450
Microsoft Corp.+ .......................          6,835         611,732
MindSpring Enterprises, Inc.+ ..........          1,000          64,250
Oracle Corp.+ ..........................            900          28,406
Parametric Technology Corp.+ ...........         18,415         613,450
Pegrine Systems, Inc.+ .................          3,500          66,937
PeopleSoft, Inc.+ ......................          3,155         166,229
Reynolds & Reynolds Co., Class A .......          1,000          21,875
Sapient Corp.+ .........................          1,810          85,749
Segue Software, Inc.+ ..................            700           9,100
Sterling Commerce, Inc.+ ...............          1,400          64,925
Storage Technology Corp.+ ..............            850          64,653

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                                                                               9

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
VERITAS Software Corp.+ ................          1,230   $      72,724
VocalTec Communications Ltd.+ ..........          1,000          20,500
Wind River Systems+ ....................          1,865          74,134

TELECOMMUNICATIONS -- 4.4%
Alltel Corp. ...........................          1,000          43,687
Clearnet Communications, Inc., Class
  A ....................................          4,500          63,844
Comcast Corp., Class A+ ................         10,540         372,194
Frontier Corp. .........................          3,500         113,969
GST Telecommunications, Inc+ ...........          3,900          58,744
Intermedia Communications, Inc.+ .......            800          63,700
IWL Communications, Inc. ...............          1,000          17,875
Pacific Gateway Exchange, Inc.+ ........          1,300          74,425
RELTEC Corp.+ ..........................            250           8,859
Saville Systems PLC ADR+ ...............            500          25,625
Star Telecommunications, Inc.+ .........            900          50,062
STARTEC Global Communications Corp.+ ...          2,600          65,000
Tele-Communications, Inc., Series A+ ...         12,896         400,985
Teleport Communications Group Inc.,
  Class A+ .............................          1,200          70,500
                                                          -------------
                                                              8,230,769
                                                          -------------

MATERIALS -- 2.7%
CHEMICALS -- 2.4%
Cabot Corp. ............................          1,985          73,197
du Pont (E.I.) de Nemours & Co. ........            700          47,600
Monsanto Co. ...........................         10,845         563,940
Solutia, Inc. ..........................          3,195          95,051

FOREST PRODUCTS -- 0.2%
American Pad & Paper Co.+ ..............            900           6,525
Boise Cascade Corp. ....................          1,400          50,487
Sonoco Products Co. ....................            300          12,019

METALS & MINERALS -- 0.1%
EASCO, Inc. ............................          1,000          15,250
Martin Marietta Materials, Inc. ........            700          30,231
                                                          -------------
                                                                894,300
                                                          -------------

REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.1%
The Rouse Co. ..........................            500          15,750

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Crescent Real Estate Equities Co. ......            700          25,200
ElderTrust+ ............................          1,000          17,875
Equity Office Properties Trust .........            400          12,250
                                                          -------------
                                                                 71,075
                                                          -------------

----------------
10

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES -- 2.8%
ELECTRIC UTILITIES -- 0.3%
Duke Energy Corp. ......................            800   $      47,650
GPU, Inc. ..............................          1,000          44,250

GAS & PIPELINE UTILITIES -- 0.3%
Consolidated Natural Gas Co. ...........            700          40,381
Enron Corp. ............................            900          41,737
US Filter Corp.+ .......................            900          31,613

TELEPHONE-- 2.2%
Ameritech Corp. ........................            900          44,494
AT&T Corp. .............................            800          52,500
Bell Atlantic Corp. ....................            407          41,718
Century Telephone Enterprises, Inc. ....          1,050          64,181
Cincinnati Bell, Inc. ..................          1,800          64,125
GTE Corp. ..............................            600          35,925
MCI Communications Corp. ...............            600          29,700
SBC Communications, Inc. ...............          1,200          52,350
Telecom Italia SpA .....................         17,263         136,030
Winstar Communications, Inc.+ ..........          1,500          64,125
WorldCom, Inc.+ ........................          3,114         134,097
                                                          -------------
                                                                924,876
                                                          -------------
TOTAL COMMON STOCK (cost $19,667,286)...                     22,954,994
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 23.6%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.1%
RETAIL -- 0.1%
J.C. Penney Co., Inc. 7.40% 2037 .......  $      20,000          21,578
Fred Meyer, Inc. 7.38% 2005 ............         25,000          25,071
                                                          -------------
                                                                 46,649
                                                          -------------

CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Panamerican Beverages, Inc. 8.13%
  2003 .................................         30,000          31,890
                                                          -------------

ENERGY -- 0.2%
ENERGY SOURCES-- 0.2%
Newfield Exploration Co., Series B 7.45%
  2007* ................................         10,000           9,956
Petroleos Mexicano 9.00% 2007 ..........         25,000          25,594
YPF Sociedad Anonima 8.00% 2004 ........         15,000          15,238
                                                          -------------
                                                                 50,788
                                                          -------------

FINANCE -- 4.5%
BANKS -- 1.2%
Banc One Corp. 8.00% 2027 ..............         18,000          20,365
Bank One Columbus 7.38% 2002 ...........         25,000          26,112
Banponce Financial Corp. 6.75% 2001 ....         20,000          20,230
Credit National 7.00% 2005 .............         20,000          20,011

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Export Import Bank of Korea 6.50%
  2006 .................................  $      35,000   $      30,259
First Chicago NBD Corp. 7.25% 2004 .....         60,000          62,790
First Republic Bancorp 7.75% 2012 ......         25,000          25,615
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2029 ............         55,000          55,764
Korea Development Bank 7.13% 2001 ......         15,000          14,105
NBD Bank SA 8.25% 2024  ................         25,000          29,525
NCNB Co. 9.38% 2009 ....................         32,000          39,441
United States Bancorp 7.50% 2026 .......         50,000          54,295

FINANCIAL SERVICES -- 3.2%
Allstate Financing II 7.83% 2045 .......         24,000          24,571
Asset Securitization Corp. 6.66%
  2041# ................................         50,000          51,016
Associates Corp. of North America 7.63%
  2004 .................................         60,000          64,261
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................         70,000          73,587
Dime Capital Trust I, Series A 9.33%
  2027 .................................         20,000          22,556
Finova Capital Corp. 6.63% 2001 ........         50,000          50,615
Finova Capital Corp., Series C 6.39%
  2002 .................................         30,000          30,146
Fleet Mortgage Group, Inc. 6.84%
  2003 .................................         30,000          30,507
Ford Motor Credit Company 7.02% 2000 ...         50,000          51,093
GE Capital Mortgage Services Inc. 6.25%
  2023 .................................         16,025          15,935
Lubermens Mutual Casualty Co. 8.30%
  2037* ................................         40,000          42,540
Morgan Stanley Capital I, Inc. 7.22%
  2007* ................................         60,000          63,337
Popular North America, Inc. 6.63%
  2002 .................................         35,000          35,502
Private Export Funding Corp. 6.31%
  2004 .................................        100,000         102,278
Private Export Funding Corp. 6.62%
  2005 .................................        120,000         124,617
Private Export Funding Corp. 7.03%
  2003 .................................         35,000          36,855
Private Export Funding Corp. 7.30%
  2002 .................................        125,000         131,171
Private Export Funding Corp. 7.90%
  2000 .................................         35,000          36,405
US West Capital Funding, Inc. 6.95%
  2037 .................................         40,000          41,701

INSURANCE -- 0.1%
Cigna Corp. 7.88% 2027 .................         19,000          20,671
Jackson National Life Insurance Co.
  8.15% 2027* ..........................         22,000          24,169
                                                          -------------
                                                              1,472,045
                                                          -------------

HEALTHCARE -- 0.4%
HEALTH SERVICES -- 0.3%
Allegiance Corp. 7.00% 2026 ............         55,000          56,825
Tenet Healthcare Corp. 7.88% 2003 ......         20,000          20,300

MEDICAL PRODUCTS -- 0.1%
Beckman Instruments, Inc. 7.10%
  2003* ................................         40,000          40,079
                                                          -------------
                                                                117,204
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.3%
MACHINERY -- 0.1%
Cincinnati Milacron, Inc. 7.88% 2000 ...         35,000          35,814

----------------
12

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.2%
AMR Corp. 9.88% 2020 ...................  $      30,000   $      39,169
Continental Airlines 6.65% 2019 ........         40,000          39,777
                                                          -------------
                                                                114,760
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.5%
BROADCASTING & MEDIA -- 0.5%
Comcast Cable Communications 8.50%
  2027 .................................         15,000          17,518
News America Holdings, Inc. 8.00%
  2016 .................................         65,000          70,044
Scholastic Corp. 7.00% 2003 ............         35,000          35,877
Viacom, Inc. 7.75% 2005 ................         40,000          41,950
                                                          -------------
                                                                165,389
                                                          -------------

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Tele-Communications, Inc. 7.25% 2005 ...         25,000          25,585
Tele-Communications, Inc. 9.25% 2002 ...         25,000          27,362
                                                          -------------
                                                                 52,947
                                                          -------------

MATERIALS -- 0.1%
CHEMICALS -- 0.1%
ICI Wilmington, Inc. 6.95% 2004 ........         35,000          36,016
                                                          -------------

MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........         45,000          45,770
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................         50,000          49,152
Miami Florida Revenue 7.25% 2003 .......         60,000          62,906
                                                          -------------
                                                                157,828
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
FOREIGN GOVERNMENT -- 0.9%
Australian Government 6.75%
  2006 ............................(AUD)        290,000         205,412
Republic of Argentina 11.00% 2006 ......         25,000          27,813
Republic of Columbia 7.25% 2004 ........         33,000          31,521
Republic of Columbia 7.63% 2007 ........         17,000          16,022
Republic of Lithuania 7.13% 2002* ......         19,000          18,620
                                                          -------------
                                                                299,388
                                                          -------------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.2%
Post Apartment Homes LP 7.02% 2001 .....         60,000          61,045

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Equity Office Properties Operating LP
  6.38% 2003* ..........................         60,000          59,399
                                                          -------------
                                                                120,444
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 14.9%
U.S. GOVERNMENT & AGENCIES -- 14.9%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................  $      20,000   $      19,868
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................         38,000          38,190
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................         10,000           9,962
Federal Home Loan Mortgage Corp. 6.55%
  2022 .................................         32,000          32,370
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................        105,000         106,241
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................         12,000          12,446
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................         17,552          18,002
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................         25,434          26,579
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................         31,741          33,496
Federal National Mortgage Association
  5.65% 2005 ...........................         15,000          14,914
Federal National Mortgage Association
  5.75% 2008 ...........................        230,000         225,455
Federal National Mortgage Association
  7.00% 2006 ...........................          8,201           8,223
Federal National Mortgage Association
  7.39% 2021 ...........................         27,948          28,894
Federal National Mortgage Association
  9.35% 2020 ...........................          3,434           3,449
Government National Mortgage Association
  7.00% 2022 ...........................         16,709          16,923
Government National Mortgage Association
  7.25% 2027 ...........................        123,017         125,208
Government National Mortgage Association
  7.50% 2023 ...........................         40,458          41,570
Government National Mortgage Association
  8.50% 2017 ...........................         36,706          39,287
Government National Mortgage Association
  9.00% 2021 ...........................         14,256          15,422
United States Treasury Bonds 6.38%
  2027 .................................         20,000          21,125
United States Treasury Bonds 6.63%
  2027 .................................         90,000          97,650
United States Treasury Bonds 7.13%
  2023 .................................        150,000         171,188
United States Treasury Bonds 7.50%
  2016 .................................         70,000          81,626
United States Treasury Bonds 8.13%
  2021 .................................         55,000          69,274
United States Treasury Bonds 8.50%
  2020 .................................        124,000         161,103
United States Treasury Bonds 11.88%
  2003 .................................        350,000         451,938
United States Treasury Bonds 12.00%
  2013 .................................        700,000       1,028,237
United States Treasury Notes 5.38%
  2001 .................................        100,000          99,406
United States Treasury Notes 5.50%
  2008 .................................        200,000         197,562
United States Treasury Notes 5.88%
  2000 .................................        245,000         246,149
United States Treasury Notes 6.25%
  2002 .................................        225,000         229,781
United States Treasury Notes 6.25%
  2007 .................................        185,000         191,388
United States Treasury Notes 6.63%
  2001 .................................        290,000         298,384
United States Treasury Notes 6.63%
  2002 .................................         50,000          51,664
United States Treasury Notes 6.63%
  2007 .................................         25,000          26,539
United States Treasury Notes 7.25%
  2004 .................................        285,000         307,578
United States Treasury Notes 8.50%
  2000 .................................        280,000         299,295
                                                          -------------
                                                              4,846,386
                                                          -------------

UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.4%
Atlantic City Electric Co. 6.38%
  2005 .................................         20,000          20,251
Cleveland Electric Illuminating Co.
  7.19% 2000* ..........................         15,000          15,226
Empresa Nacional de Electricidad SA
  7.33% 2037 ...........................         25,000          24,921
Public Service Electric & Gas Co. 8.88%
  2003 .................................         11,000          12,305
UtiliCorp United, Inc. 6.88% 2004 ......         40,000          41,231

GAS & PIPELINE UTILITIES -- 0.1%
KN Energy, Inc. 6.65% 2005 .............         35,000          35,073

----------------
14

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 0.0%
WorldCom, Inc. 7.55% 2004 ..............  $      15,000   $      15,798
                                                          -------------
                                                                164,805
                                                          -------------
TOTAL BONDS & NOTES (cost $7,555,530)...                      7,676,539
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $27,222,816)..........................                     30,631,533
                                                          -------------

SHORT-TERM SECURITIES -- 0.3%
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
Chase Manhattan Corp. 8.77% due
  2/19/99 ..............................         30,000          30,692
                                                          -------------

FOREIGN SHORT-TERM NOTES -- 0.2%
New Zealand Treasury Bill zero coupon
  due 12/16/98 ....................(NZD)        150,000          78,069
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $110,260).............................                        108,761
                                                          -------------

REPURCHASE AGREEMENTS -- 7.7%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.7%
PaineWebber, Inc. Joint Repurchase
  Agreement (Note 3)....................      2,153,000       2,153,000
Swiss Bank Corp. Joint Repurchase
  Agreement (Note 3)....................        350,000         350,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $2,503,000)...........................                      2,503,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $29,836,076)                            102.3%         33,243,294
Liabilities in excess of other assets --         (2.3)           (762,733)
                                                -----       -------------
NET ASSETS --                                   100.0%      $  32,480,561
                                                -----       -------------
                                                -----       -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; see Note 2
ADR -- American Depository Receipt
AUD -- Australian Dollar
NZD -- New Zealand Dollar

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------
                                                                GROSS
     CONTRACT               IN              DELIVERY          UNREALIZED
    TO DELIVER         EXCHANGE FOR           DATE           APPRECIATION
--------------------------------------------------------------------------
AUD       309,000         USD  206,063         04/28/98     $       1,599
*DEM      110,000         USD   61,312         04/28/98             1,736
FIM       300,000         USD   54,718         07/31/98               913
FIM       200,000         USD   36,308         07/31/98               439
FIM       770,000         USD  139,493         07/31/98             1,395
FIM       380,000         USD   69,834         08/07/98             1,656
ITL    45,000,000         USD   25,378         05/06/98               690
ITL    14,000,000         USD    7,821         05/06/98               140
ITL    14,000,000         USD    7,785         05/06/98               104
ITL   105,000,000         USD   58,761         05/06/98             1,157
ITL   111,000,000         USD   61,696         08/07/98               678
ITL    91,000,000         USD   51,146         08/07/98             1,122
ITL    34,500,000         USD   19,235         08/07/98               271
NLG        97,000         USD   47,271         07/02/98               487
NLG        25,000         USD   12,348         07/31/98               271
NLG       153,000         USD   75,683         08/07/98             1,741
*SEK       64,000         USD    8,073         08/07/98                37
*USD        5,598         SEK   45,000         08/07/98                52
*USD        3,737         SEK   30,000         08/07/98                29
                                                                  -------
                                                                   14,517
                                                                  -------


                                                                GROSS
                                                              UNREALIZED
                                                             DEPRECIATION
--------------------------------------------------------------------------
GBP         8,500         USD   13,862         05/06/98              (340)
GBP        10,000         USD   16,387         05/06/98              (321)
GBP         6,000         USD    9,856         05/06/98              (170)
GBP        11,000         USD   17,856         08/07/98              (444)
GBP        26,500         USD   43,382         08/07/98              (707)
*SEK       11,000         USD    1,375         08/07/98                (6)
USD         6,668       ITL 12,000,000         05/06/98               (84)
USD         7,335          NLG  15,000         08/07/98               (86)
USD        31,799          NLG  65,000         08/07/98              (386)
USD        14,689          NLG  30,000         08/07/98              (190)
*USD       61,274          DEM 110,000         04/28/98            (1,697)
                                                                  -------
                                                                   (4,431)
                                                                  -------
Net Unrealized Appreciation............................     $      10,086
                                                                  -------
                                                                  -------

------------
* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  SEK -- Swedish Krona
DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NLG -- Netherlands Guilder

See Notes to Financial Statements

----------------
16

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 56.5%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.8%
APPAREL & TEXTILES -- 0.4%
Oakley, Inc.+ ..........................          5,100   $      58,969
R.P.M., Inc. ...........................          1,625          28,945
Sola International, Inc.+ ..............            800          33,150

AUTOMOTIVE -- 0.5%
Federal-Mogul Corp. ....................          1,965         104,513
Ford Motor Co. .........................            700          45,369

HOUSING -- 0.0%
Krause's Furniture, Inc.+ ..............          3,600          13,500

RETAIL -- 1.9%
Abercrombie & Fitch Co., Class A+ ......          1,100          46,269
Costco Cos., Inc.+ .....................          1,750          93,406
CVS Corp. ..............................            400          30,200
Cybershop International, Inc.+ .........          1,150          10,781
Duane Reade, Inc.+ .....................          4,654         118,968
Federated Department Stores, Inc.+ .....            700          36,269
Gap, Inc. ..............................            750          33,750
Office Depot, Inc.+ ....................          1,900          59,137
Pacific Sunwear of California+ .........            500          20,750
Sunglass Hut International, Inc.+ ......          7,500          78,750
U.S. Vision, Inc.+ .....................          3,000          30,750
Wal-Mart Stores, Inc. ..................            800          40,650
Woolworth Corp.+ .......................          1,000          25,000
                                                          -------------
                                                                909,126
                                                          -------------

CONSUMER STAPLES -- 1.1%
FOOD, BEVERAGE & TOBACCO -- 0.6%
DEKALB Genetics Corp., Class B .........          1,270          84,931
Flowers Industries, Inc. ...............          1,000          23,437
Philip Morris Cos., Inc. ...............          1,200          50,025
RJR Nabisco Holdings Corp. .............            700          21,919
UST, Inc. ..............................            600          19,350

HOUSEHOLD PRODUCTS -- 0.5%
Colgate-Palmolive Co. ..................            700          60,638
Gillette Co. ...........................            400          47,475
Procter & Gamble Co. ...................            600          50,625
                                                          -------------
                                                                358,400
                                                          -------------

ENERGY -- 1.3%
ENERGY SERVICES -- 0.3%
Baker Hughes, Inc. .....................            600          24,150
Friede Goldman International, Inc.+ ....            900          25,987

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Schlumberger Ltd. ......................            300   $      22,725
Smedvig ASA, Class B....................            557          11,177
Transocean Offshore, Inc. ..............            500          25,719

ENERGY SOURCES -- 1.0%
Exxon Corp. ............................            800          54,100
Global Marine, Inc.+ ...................            750          18,563
Mobil Corp. ............................            400          30,650
Nabors Industries, Inc.+ ...............            750          17,766
Noble Affiliates, Inc. .................            800          33,300
Ocean Rig ASA+ .........................         41,561          42,517
Royal Dutch Petroleum Co. ..............            600          34,087
Smith International, Inc.+ .............          1,135          62,496
Texaco, Inc. ...........................            700          42,175
                                                          -------------
                                                                445,412
                                                          -------------

FINANCE -- 8.3%
BANKS -- 3.7%
Ambanc Holding Co., Inc. ...............            230           4,370
Astoria Financial Corp. ................            165          10,199
Banca Commerciale Italiana + ...........         28,186         140,621
Bank of New York Co., Inc. .............          1,520          95,475
BankAmerica Corp. ......................          1,600         132,200
BankBoston Corp. .......................            300          33,075
Chase Manhattan Corp. ..................            300          40,462
Citicorp................................            250          35,500
First American Corp. ...................          1,200          58,800
First Chicago NBD Corp. ................            600          52,875
First Defiance Financial Corp. .........            675          10,294
First Union Corp. ......................            700          39,725
Golden State Bancorp, Inc.+ ............          1,500          57,281
Hibernia Corp., Class A.................          2,800          57,575
Klamath First Bancorp, Inc. ............            505          11,615
Mellon Bank Corp. ......................            400          25,400
North Central Bancshares, Inc. .........             90           2,003
PNC Bank Corp. .........................          1,800         107,887
Provident Financial Holdings, Inc.+ ....            375           8,813
Queens County Bancorp, Inc. ............            287          12,628
Sovereign Bancorp, Inc. ................          3,000          54,562
Star Banc Corp. ........................            895          52,917
Summit Bancorp. ........................          1,100          55,069
TF Financial Corp. .....................             65           1,820
U.S. Bancorp............................            755          94,186

FINANCIAL SERVICES -- 2.8%
American Express Co. ...................            600          55,087
Associates First Capital Corp., Class
 A......................................          2,075         163,925
Beneficial Corp. .......................            355          44,131
Charles Schwab Corp. ...................          1,455          55,290
CIT Group, Inc., Class A+ ..............          1,300          42,413
ContiFinancial Corp.+ ..................            800          24,400

----------------
18

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Federal Agricultural Mortgage Corp.,
 Class C+ ..............................            700   $      39,200
Federal National Mortgage Association...            600          37,950
FirstSpartan Financial Corp. ...........            185           8,348
Healthcare Financial Partners, Inc.+ ...          1,200          56,850
Household International, Inc. ..........            865         119,154
Jefferies Group, Inc. ..................            200          11,300
Legg Mason, Inc. .......................            500          29,656
Lehman Brothers Holdings, Inc. .........            500          37,438
SLM Holding Corp. ......................          2,015          87,904
T&W Financial Corp.+ ...................          2,000          57,500
Waddell & Reed Financial, Inc., Class
 A+ ....................................          1,050          27,300

INSURANCE -- 1.8%
Aetna, Inc. ............................            300          25,031
Allstate Corp. .........................            300          27,581
Chubb Corp. ............................            300          23,513
Conseco, Inc. ..........................            800          45,300
Reliance Group Holdings, Inc. ..........          4,000          76,500
Stirling Cooke Brown Holdings Ltd. .....            500          13,250
Swiss Life Insurance & Pension Co. .....             78          65,951
The Hartford Financial Services Group,
 Inc. ..................................            400          43,400
UICI+ ..................................          1,690          58,411
UNUM Corp. .............................          4,033         222,571
                                                          -------------
                                                              2,694,706
                                                          -------------

HEALTHCARE -- 7.5%
DRUGS -- 4.3%
Abbott Laboratories, Inc. ..............            400          30,125
Alkermes, Inc.+ ........................          2,000          49,750
Alza Corp.+ ............................          2,220          99,484
Bristol-Myers Squibb Co.................            700          73,019
Centocor, Inc.+ ........................            500          22,313
Eli Lilly & Co. ........................          2,185         130,281
ICN Pharmaceuticals, Inc. ..............          1,400          68,950
Inhale Therapeutic Systems..............          1,000          27,125
Merck & Co., Inc. ......................            500          64,187
Pfizer, Inc. ...........................          2,690         268,159
Sepracor, Inc.+ ........................          1,000          42,625
Smithkline Beecham PLC..................          8,569         107,942
Warner-Lambert Co. .....................          2,460         418,969

HEALTH SERVICES -- 1.6%
Advance Paradigm, Inc.+ ................          1,500          59,437
Assisted Living Concepts, Inc.+ ........          1,000          21,625
Boron, LePore & Associates, Inc.+ ......          1,700          56,313
Columbia/HCA Healthcare Corp. ..........          1,400          45,150
Novoste Corp.+ .........................          2,200          57,063
Omnicare, Inc. .........................          3,962         156,994
Sunrise Assisted Living, Inc.+ .........          1,000          44,750
Tenet Healthcare Corp.+ ................          1,100          39,944
United Healthcare Corp. ................            300          19,425

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

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Vision Twenty-One, Inc.+ ...............          1,900   $      22,325

MEDICAL PRODUCTS -- 1.6%
Arterial Vascular Engineering, Inc.+ ...          2,000          73,250
Baxter International, Inc. .............            500          27,563
Cardinal Health, Inc. ..................            550          48,503
Cytyc Corp.+ ...........................          2,500          62,500
Endocardial Solutions, Inc.+ ...........            500           7,000
Johnson & Johnson ......................            600          43,987
Medaphis Corp.+ ........................          5,500          57,406
Respironics, Inc.+ .....................          3,000          86,812
Sofamor Danek Group, Inc.+ .............          1,480         126,170
                                                          -------------
                                                              2,459,146
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 6.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................            700          36,488

BUSINESS SERVICES -- 4.4%
Aavid Thermal Technologies, Inc.+ ......          3,900         120,412
Billing Concepts Corp.+ ................            200           5,188
Cultural Access Worldwide, Inc.+ .......         10,000         158,750
D.R. Horton, Inc. ......................          1,500          31,875
Delta & Pine Land Co. ..................          2,595         134,940
DSET Corp.+ ............................          3,000          56,062
Gartner Group, Inc., Class A+ ..........            700          26,163
GTECH Holdings Corp.+ ..................            400          15,550
Ha-Lo Industries, Inc.+ ................          3,900         136,256
Metro One Telecommunications, Inc.+ ....          5,400          64,125
NCO Group, Inc.+ .......................          1,000          25,000
Network Appliance, Inc. ................          1,700          60,350
Owens-Illinois, Inc.+ ..................            500          21,625
Positron Fiber Systems Corp., Class
 A+ ....................................          9,200          70,725
PSINet, Inc.+ ..........................          5,700          63,412
Ryland Group, Inc. .....................          1,000          27,625
Sealed Air Corp.+ ......................          1,745         114,297
Service Corp. International.............            900          38,194
Sysco Corp. ............................            800          20,500
Toll Brothers, Inc.+ ...................          1,500          42,188
Tomra Systems ASA ......................            417          11,048
Transition Systems, Inc.+ ..............          2,900          59,087
Unisys Corp.+ ..........................          4,000          76,000
USA Waste Services, Inc.+ ..............          1,000          44,563

ELECTRICAL EQUIPMENT -- 0.4%
Aeroflex, Inc.+ ........................          4,200          55,650
North American Scientific, Inc.+ .......          2,000          72,000

MACHINERY -- 0.2%
EVI, Inc.+ .............................          1,000          46,312
Varco International, Inc.+ .............            750          19,313

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
COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 1.4%
Corning, Inc. ..........................            800   $      35,400
Raision Tehtaat Oy......................          1,242         178,299
Republic Industries, Inc.+ .............          1,100          28,394
Siebe PLC...............................          3,995          87,207
Tyco International Ltd..................          2,040         111,435

TRANSPORTATION -- 0.4%
Atlas Air, Inc.+ .......................          1,500          48,843
Burlington Northern Santa Fe Corp. .....            400          41,600
Comair Holdings, Inc. ..................            900          23,850
Trans World Airlines, Inc. +............          2,300          28,319
                                                          -------------
                                                              2,237,045
                                                          -------------

INFORMATION & ENTERTAINMENT -- 4.5%
BROADCASTING & MEDIA -- 3.6%
CBS Corp. ..............................          4,520         153,397
Chancellor Media Corp.+ ................          3,845         176,389
Cinar Films, Inc., Class B+ ............          1,000          42,625
Clear Channel Communications, Inc.+ ....            400          39,200
DoubleClick, Inc.+ .....................          1,800          63,225
Forrester Research, Inc.+ ..............            500          17,750
Jacor Communications, Inc.+ ............          1,000          59,000
Lamar Advertising Co., Class A+ ........          1,868          65,363
Outdoor Systems, Inc.+ .................          2,118          74,262
The Petersen Companies, Inc., Class
 A+ ....................................          2,000          50,000
Time Warner, Inc. ......................          5,342         384,624
Univision Communications, Inc., Class
 A+ ....................................          1,250          46,563

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc. ...........................            700          24,719
Mattel, Inc. ...........................            800          31,700

LEISURE & TOURISM -- 0.7%
Hilton Hotels Corp. ....................            800          25,500
McDonald's Corp. .......................            700          42,000
Outback Steakhouse, Inc.+ ..............          1,800          70,425
Primadonna Resorts, Inc.+ ..............          5,300          83,475
                                                          -------------
                                                              1,450,217
                                                          -------------

INFORMATION TECHNOLOGY -- 19.4%
COMMUNICATION EQUIPMENT -- 1.6%
CIENA Corp.+ ...........................          1,070          45,609
Lucent Technologies, Inc. ..............            900         115,087
Nokia Corp., Class A ADR................          2,165         233,685
Tellabs, Inc.+ .........................            500          33,563
U.S. West Media Group + ................          2,310          80,272

COMPUTERS & BUSINESS EQUIPMENT -- 1.6%
Computer Sciences Corp. ................            600          33,000
Dell Computer Corp.+ ...................          1,370          92,817
EMC Corp.+ .............................          2,460          93,019

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

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
 EQUIPMENT (CONTINUED)
HBO & Co. ..............................          3,005   $     181,427
Hewlett-Packard Co. ....................            600          38,025
Honeywell, Inc. ........................            400          33,075
International Business Machines
 Corp. .................................            400          41,550

ELECTRONICS -- 3.3%
Analog Devices, Inc.+ ..................          7,305         242,891
Applied Materials, Inc.+ ...............            900          31,781
ASM Lithography Holdings NV+ ...........          2,205         203,825
ATMI, Inc.+ ............................          1,900          57,475
Emerson Electric Co. ...................            700          45,631
General Electric Co. ...................            900          77,569
Hubbell, Inc., Class B..................            500          25,188
Intel Corp. ............................            400          31,225
Lam Research Corp.+ ....................            600          11,250
Maxim Integrated Products, Inc.+ .......          1,550          56,478
Molex, Inc., Class A....................          1,000          26,813
Motorola, Inc. .........................            500          30,312
Pittway Corp., Class A .................          2,745         197,640
Vitesse Semiconductor Corp.+ ...........            945          44,563

SOFTWARE -- 9.5%
America Online, Inc.+ ..................          5,362         366,292
Applied Voice Technology, Inc.+ ........          1,000          39,000
Aspen Technology, Inc.+ ................          3,800         156,750
At Home Corp., Series A+ ...............          2,675          90,448
Cadence Design Systems, Inc.+ ..........          5,055         175,029
Caere Corp.+ ...........................          5,000          54,375
Cambridge Technology Partners, Inc.+ ...            800          39,650
Cisco Systems, Inc.+ ...................          4,365         298,457
Computer Associates International,
 Inc. ..................................            800          46,200
Computer Task Group, Inc. ..............          1,000          41,188
Compuware Corp.+ .......................          1,000          49,375
CrossKeys Systems Corp.+ ...............          1,000          11,250
Intuit, Inc.+ ..........................          1,375          66,516
ISS Group, Inc.+ .......................            500          19,438
J.D. Edwards & Co.+ ....................          3,400         111,137
Keane, Inc.+ ...........................          1,100          62,150
Microsoft Corp.+ .......................          5,015         448,842
MindSpring Enterprises, Inc.+ ..........          1,000          64,250
Oracle Corp.+ ..........................            900          28,406
Parametric Technology Corp.+ ...........         13,075         435,561
Pegrine Systems, Inc.+ .................          3,200          61,200
PeopleSoft, Inc.+ ......................          2,260         119,074
Reynolds & Reynolds Co., Class A........            800          17,500
Sapient Corp.+ .........................          1,310          62,061
Segue Software, Inc.+ ..................            700           9,100
Sterling Commerce, Inc.+ ...............          1,300          60,287
Storage Technology Corp.+ ..............            750          57,047
VERITAS Software Corp.+ ................            870          51,439
VocalTec Communications Ltd.+ ..........            900          18,450
Wind River Systems+ ....................          1,320          52,470

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
COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 3.4%
Alltel Corp. ...........................          1,000   $      43,688
Clearnet Communications, Inc., Class
 A .....................................          4,000          56,750
Comcast Corp., Class A+ ................          7,460         263,431
Frontier Corp. .........................          1,700          55,356
GST Telecommunications, Inc+ ...........          3,700          55,731
Intermedia Communications, Inc.+ .......            700          55,737
IWL Communications, Inc. ...............          1,000          17,875
Pacific Gateway Exchange, Inc.+ ........          1,200          68,700
RELTEC Corp.+ ..........................            250           8,859
Saville Systems PLC ADR+ ...............            500          25,625
Star Telecommunications, Inc.+ .........            900          50,063
STARTEC Global Communications Corp.+ ...          2,400          60,000
Tele-Communications, Inc., Series A+ ...          9,127         283,793
Teleport Communications Group Inc.,
 Class A+ ..............................          1,200          70,500
                                                          -------------
                                                              6,332,820
                                                          -------------

MATERIALS -- 2.1%
CHEMICALS -- 1.8%
Cabot Corp. ............................          1,700          62,687
du Pont (E.I.) de Nemours & Co. ........            700          47,600
Monsanto Co. ...........................          7,680         399,360
Solutia, Inc. ..........................          2,325          69,169

FOREST PRODUCTS -- 0.2%
American Pad & Paper Co.+ ..............            500           3,625
Boise Cascade Corp. ....................          1,400          50,487
Sonoco Products Co. ....................            300          12,019

METALS & MINERALS -- 0.1%
EASCO, Inc. ............................          1,000          15,250
Martin Marietta Materials, Inc. ........            600          25,913
                                                          -------------
                                                                686,110
                                                          -------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.0%
The Rouse Co. ..........................            500          15,750

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Crescent Real Estate Equities Co. ......            700          25,200
ElderTrust+ ............................          1,000          17,875
Equity Office Properties Trust..........            300           9,187
                                                          -------------
                                                                 68,012
                                                          -------------

UTILITIES -- 2.4%
ELECTRIC UTILITIES -- 0.2%
Duke Energy Corp. ......................            700          41,694
GPU, Inc. ..............................            900          39,825

GAS & PIPELINE UTILITIES -- 0.3%
Consolidated Natural Gas Co. ...........            700          40,381
Enron Corp. ............................            700          32,463

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

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
US Filter Corp.+ .......................            600   $      21,075

TELEPHONE -- 1.9%
Ameritech Corp. ........................            900          44,494
AT&T Corp. .............................            800          52,500
Bell Atlantic Corp. ....................            330          33,825
Century Telephone Enterprises, Inc. ....            950          58,069
Cincinnati Bell, Inc. ..................          1,800          64,125
GTE Corp. ..............................            600          35,925
MCI Communications Corp. ...............            400          19,800
SBC Communications, Inc. ...............          1,200          52,350
Telecom Italia SpA......................         12,331          97,166
Winstar Communications, Inc.+ ..........          1,500          64,125
WorldCom, Inc.+ ........................          2,225          95,814
                                                          -------------
                                                                793,631
                                                          -------------
TOTAL COMMON STOCK (cost $15,811,458)...                     18,434,625
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 37.9%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
RETAIL -- 0.3%
J.C. Penney Co., Inc. 7.40% 2037 .......  $      40,000          43,157
Fred Meyer, Inc. 7.38% 2005.............         40,000          40,113
                                                          -------------
                                                                 83,270
                                                          -------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Panamerican Beverages, Inc. 8.13%
 2003 ..................................         60,000          63,781
                                                          -------------

ENERGY -- 0.3%
ENERGY SOURCES -- 0.3%
Newfield Exploration Co., Series B 7.45%
 2007*..................................         25,000          24,892
Petroleos Mexicano 9.00% 2007...........         47,000          48,116
YPF Sociedad Anonima 8.00% 2004.........         30,000          30,476
                                                          -------------
                                                                103,484
                                                          -------------

FINANCE -- 7.6%
BANKS -- 2.2%
Banc One Corp. 8.00% 2027...............         34,000          38,467
Bank One Columbus 7.38% 2002............         45,000          47,002
Banponce Financial Corp. 6.75% 2001.....         35,000          35,402
Credit National 7.00% 2005..............         30,000          30,017
Export Import Bank of Korea 6.50%
 2006...................................         60,000          51,872
First Chicago NBD Corp. 7.25% 2004......        110,000         115,115
First Republic Bancorp 7.75% 2012.......         45,000          46,107
First Union-Lehman Brothers Commercial
 Mortgage Corp. 6.60% 2029..............        105,000         106,458
Korea Development Bank 7.13% 2001.......         20,000          18,807
NBD Bank SA 8.25% 2024..................         45,000          53,146
NCNB Co. 9.38% 2009.....................         48,000          59,161

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
                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
United States Bancorp 7.50% 2026........  $      95,000   $     103,160

FINANCIAL SERVICES -- 5.2%
Allstate Financing II 7.83% 2045........         44,000          45,046
Asset Securitization Corp. 6.66% 2041
 #......................................         75,000          76,523
Associates Corp. of North America 7.63%
 2004...................................        110,000         117,812
CS First Boston Mortgage Securities
 Corp. 7.24% 2029.......................        100,000         105,125
Dime Capital Trust I, Series A 9.33%
 2027...................................         35,000          39,473
Finova Capital Corp. 6.63% 2001.........        100,000         101,229
Finova Capital Corp., Series C 6.39%
 2002...................................         45,000          45,219
Fleet Mortgage Group, Inc. 6.84% 2003...         50,000          50,845
Ford Motor Credit Company 7.02% 2000....        100,000         102,186
GE Capital Mortgage Services, Inc. 6.25%
 2023...................................         32,050          31,870
Lubermens Mutual Casualty Co. 8.30%
 2037*..................................         70,000          74,446
Morgan Stanley Capital I, Inc. 7.22%
 2007...................................        100,000         105,563
Popular North America, Inc. 6.63%
 2002...................................         50,000          50,718
Private Export Funding Corp. 6.31%
 2004...................................        100,000         102,278
Private Export Funding Corp. 6.62%
 2005...................................        220,000         228,464
Private Export Funding Corp. 7.03%
 2003...................................         45,000          47,385
Private Export Funding Corp. 7.30%
 2002...................................        225,000         236,108
Private Export Funding Corp. 7.90%
 2000...................................         55,000          57,208
US West Capital Funding, Inc. 6.95%
 2037...................................         75,000          78,189

INSURANCE -- 0.2%
Cigna Corp. 7.88% 2027..................         34,000          36,990
Jackson National Life Insurance Co.
 8.15% 2027*............................         40,000          43,944
                                                          -------------
                                                              2,481,335
                                                          -------------

HEALTHCARE -- 0.7%
HEALTH SERVICES -- 0.5%
Allegiance Corp. 7.00% 2026.............        110,000         113,650
Tenet Healthcare Corp. 7.88% 2003.......         40,000          40,600

MEDICAL PRODUCTS -- 0.2%
Beckman Instruments, Inc. 7.10% 2003*...         70,000          70,138
                                                          -------------
                                                                224,388
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.6%
MACHINERY -- 0.2%
Cincinnati Milacron, Inc. 7.88% 2000....         65,000          66,512

TRANSPORTATION -- 0.4%
AMR Corp 10.20% 2020....................         50,000          66,460
Continental Airlines 6.65% 2019.........         75,000          74,581
                                                          -------------
                                                                207,553
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.9%
BROADCASTING & MEDIA -- 0.9%
Comcast Cable Communications 8.50%
 2027...................................         35,000          40,876
News America Holdings, Inc. 8.00%
 2016...................................        110,000         118,536
Scholastic Corp. 7.00% 2003.............         70,000          71,753

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
                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc. 7.75% 2005.................  $      65,000   $      68,169
                                                          -------------
                                                                299,334
                                                          -------------

INFORMATION TECHNOLOGY -- 0.3%
TELECOMMUNICATIONS -- 0.3%
Tele-Communications, Inc. 7.25% 2005....         50,000          51,170
Tele-Communications, Inc. 9.25% 2002....         35,000          38,306
                                                          -------------
                                                                 89,476
                                                          -------------

MATERIALS -- 0.2%
CHEMICALS -- 0.2%
ICI Wilmington, Inc. 6.95% 2004.........         65,000          66,886
                                                          -------------

MUNICIPAL BONDS -- 0.9%
MUNICIPAL BONDS -- 0.9%
Hudson County New Jersey Improvement
 Authority Facility 6.55% 2002..........         85,000          86,455
Huntsville Alabama Solid Waste Disposal
 Authority 5.95% 2003...................         85,000          83,558
Miami Florida Revenue 7.25% 2003........        110,000         115,328
                                                          -------------
                                                                285,341
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
FOREIGN GOVERNMENT -- 1.7%
Australian Government 6.75% 2006 .......
 (AUD)                                          530,000         375,409
Republic of Argentina 11.00% 2006.......         50,000          55,625
Republic of Columbia 7.25% 2004.........         49,000          46,803
Republic of Columbia 7.63% 2007.........         33,000          31,103
Republic of Lithuania 7.13% 2002*.......         35,000          34,300
                                                          -------------
                                                                543,240
                                                          -------------

REAL ESTATE -- 0.6%
REAL ESTATE COMPANIES -- 0.3%
Post Apartment Homes LP 7.02% 2001......        110,000         111,915

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Equity Office Properties Operating LP
 6.38% 2003*............................        100,000          98,998
                                                          -------------
                                                                210,913
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 22.7%
U.S. GOVERNMENT & AGENCIES -- 22.7%
Federal Home Loan Mortgage Corp. 6.00%
 2006...................................         35,000          34,770
Federal Home Loan Mortgage Corp. 6.50%
 2022...................................        122,000         122,610
Federal Home Loan Mortgage Corp. 6.50%
 2023...................................         20,000          19,925
Federal Home Loan Mortgage Corp. 6.55%
 2022...................................         32,000          32,370
Federal Home Loan Mortgage Corp. 6.75%
 2022...................................        130,000         131,537
Federal Home Loan Mortgage Corp. 7.00%
 2023...................................         25,000          25,930
Federal Home Loan Mortgage Corp. 7.50%
 2023...................................         17,552          18,002
Federal Home Loan Mortgage Corp. 7.75%
 2022...................................         39,741          41,529

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

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 8.50%
 2019...................................  $      58,948   $      62,206
Federal National Mortgage Association
 5.65% 2005.............................         30,000          29,828
Federal National Mortgage Association
 5.75% 2008.............................        160,000         156,839
Federal National Mortgage Association
 7.00% 2006.............................         16,401          16,447
Federal National Mortgage Association
 7.39% 2021.............................         46,581          48,156
Federal National Mortgage Association
 9.35% 2020.............................          6,868           6,897
Government National Mortgage Association
 7.00% 2022.............................         17,254          17,475
Government National Mortgage Association
 7.00% 2023.............................         17,006          17,219
Government National Mortgage Association
 7.25% 2027.............................        242,569         246,889
Government National Mortgage Association
 7.50% 2024.............................         63,227          64,886
Government National Mortgage Association
 8.50% 2017.............................         67,295          72,026
Government National Mortgage Association
 9.00% 2021.............................         21,098          22,825
United States Treasury Bonds 6.38%
 2027...................................         15,000          15,844
United States Treasury Bonds 6.63%
 2027...................................         90,000          97,650
United States Treasury Bonds 7.13%
 2023...................................        265,000         302,431
United States Treasury Bonds 7.50%
 2016...................................         75,000          87,457
United States Treasury Bonds 8.13%
 2021...................................         75,000          94,465
United States Treasury Bonds 8.50%
 2020...................................        300,000         389,766
United States Treasury Bonds 9.25%
 2016...................................         40,000          54,193
United States Treasury Bonds 11.88%
 2003...................................        625,000         807,031
United States Treasury Bonds 12.00%
 2013...................................      1,200,000       1,762,692
United States Treasury Notes 5.38%
 2001...................................        100,000          99,406
United States Treasury Notes 5.50%
 2008...................................        200,000         197,562
United States Treasury Notes 5.75%
 2002...................................        100,000         100,281
United States Treasury Notes 5.88%
 2000...................................        245,000         246,149
United States Treasury Notes 6.13%
 2007...................................        100,000         102,844
United States Treasury Notes 6.25%
 2002...................................        150,000         153,187
United States Treasury Notes 6.25%
 2007...................................        120,000         124,144
United States Treasury Notes 6.63%
 2001...................................        565,000         581,334
United States Treasury Notes 6.63%
 2002...................................         50,000          51,664
United States Treasury Notes 6.63%
 2007...................................         25,000          26,539
United States Treasury Notes 7.25%
 2004...................................        185,000         199,656
United States Treasury Notes 8.50%
 2000...................................        670,000         716,170
                                                          -------------
                                                              7,398,831
                                                          -------------
UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.6%
Atlantic City Electric Co. 6.38% 2005...         45,000          45,564
Cleveland Electric Illuminating Co.
 7.19% 2000*............................         20,000          20,302
Empresa Nacional de Electricidad SA
 7.33% 2037.............................         45,000          44,857
Public Service Electric & Gas Co. 8.88%
 2003...................................         21,000          23,492
UtiliCorp United, Inc. 6.88% 2004.......         70,000          72,154
GAS & PIPELINE UTILITIES -- 0.2%
KN Energy, Inc. 6.65% 2005..............         65,000          65,134
TELEPHONE -- 0.1%
Worldcom, Inc. 7.55% 2004...............         35,000          36,863
                                                          -------------
                                                                308,366
                                                          -------------
TOTAL BONDS & NOTES (cost
 $12,152,576)...........................                     12,366,198
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
 $27,964,034)...........................                     30,800,823
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
SHORT-TERM SECURITIES -- 0.6%                AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Chase Manhattan Corp. 8.77% due
 2/19/99................................  $      50,000   $      51,153
                                                          -------------

FOREIGN SHORT-TERM NOTES -- 0.4%
New Zealand Treasury Bill zero coupon
 due 12/16/98 .................... (NZD)        270,000         140,525
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
 $194,381)..............................                        191,678
                                                          -------------


REPURCHASE AGREEMENTS -- 6.9%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.9%
PaineWebber, Inc. Joint Repurchase
 Agreement (Note 3) ....................      1,566,000       1,566,000
Swiss Bank Corp. Joint Repurchase
 Agreement (Note 3) ....................        675,000         675,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
 $2,241,000)............................                      2,241,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $30,399,415)                          101.9%         33,233,501
Liabilities in excess of other assets --       (1.9)           (611,337)
                                           ---------      -------------
NET ASSETS --                                 100.0%      $  32,622,164
                                           ---------      -------------
                                           ---------      -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyer
#  Fair valued security; see Note 2
ADR -- American Depository Receipt
AUD -- Australian Dollar
NZD -- New Zealand Dollar

----------------
28

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

-----------------------------------------------------------
                                                 GROSS
    CONTRACT             IN        DELIVERY    UNREALIZED
   TO DELIVER       EXCHANGE FOR     DATE     APPRECIATION
-----------------------------------------------------------
AUD      565,000    USD   376,782  04/28/98    $  2,924
*DEM     193,000    USD   107,575  04/28/98       3,045
FIM      200,000    USD    36,478  07/31/98         609
FIM      145,000    USD    26,323  07/31/98         318
FIM      555,000    USD   100,543  07/31/98       1,006
FIM      280,000    USD    51,457  08/07/98       1,221
ITL   35,000,000    USD    19,738  05/06/98         537
ITL    8,000,000    USD     4,469  05/06/98          80
ITL   11,000,000    USD     6,117  05/06/98          82
ITL   72,000,000    USD    40,293  05/06/98         793
ITL   80,000,000    USD    44,466  08/07/98         488
ITL   66,000,000    USD    37,095  08/07/98         814
ITL   24,400,000    USD    13,604  08/07/98         191
NLG       65,000    USD    31,676  07/02/98         326
NLG       15,000    USD     7,409  07/31/98         163
NLG      115,000    USD    56,886  08/07/98       1,309
*SEK      47,000    USD     5,928  08/07/98          27
*USD       4,105   SEK     33,000  08/07/98          38
*USD       2,741   SEK     22,000  08/07/98          21
                                                -------
                                                 13,992
                                                -------


                                                 GROSS
                                               UNREALIZED
                                              DEPRECIATION
-----------------------------------------------------------
GBP        6,800    USD    11,090  05/06/98        (272)
GBP        7,000    USD    11,471  05/06/98        (225)
GBP        4,000    USD     6,571  05/06/98        (112)
GBP        8,000    USD    12,986  08/07/98        (323)
GBP       19,200    USD    31,431  08/07/98        (512)
*SEK       8,000    USD     1,000  08/07/98          (5)
USD        6,668   ITL  12,000,000 05/06/98         (84)
USD        5,379    NLG    11,000  08/07/98         (63)
USD       21,525    NLG    44,000  08/07/98        (261)
USD        9,792    NLG    20,000  08/07/98        (127)
*USD     107,507    DEM   193,000  04/28/98      (2,978)
                                                -------
                                                 (4,962)
                                                -------
Net Unrealized Appreciation................    $  9,030
                                                -------
                                                -------

------------
* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  SEK -- Swedish Krona
DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NLG -- Netherlands Guilder

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 29.9%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.6%
APPAREL & TEXTILES -- 0.3%
Oakley, Inc.+ ..........................          2,500   $      28,906
R.P.M., Inc. ...........................          1,687          30,050
Sola International, Inc.+ ..............            600          24,862

AUTOMOTIVE -- 0.4%
Federal-Mogul Corp. ....................          1,015          53,985
Ford Motor Co. .........................            700          45,369

RETAIL -- 0.9%
Costco Cos., Inc.+ .....................            895          47,771
CVS Corp. ..............................            300          22,650
Duane Reade, Inc.+ .....................          2,327          59,484
Federated Department Stores, Inc.+ .....            800          41,450
Office Depot, Inc.+ ....................          1,000          31,125
Wal-Mart Stores, Inc. ..................            800          40,650
                                                          -------------
                                                                426,302
                                                          -------------

CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.5%
DEKALB Genetics Corp., Class B .........            650          43,469
Flowers Industries, Inc. ...............          1,000          23,437
Philip Morris Cos., Inc. ...............            800          33,350
RJR Nabisco Holdings Corp. .............            600          18,788
UST, Inc. ..............................            400          12,900

HOUSEHOLD PRODUCTS -- 0.5%
Colgate-Palmolive Co. ..................            500          43,312
Gillette Co. ...........................            400          47,475
Procter & Gamble Co. ...................            400          33,750
                                                          -------------
                                                                256,481
                                                          -------------

ENERGY -- 1.0%
ENERGY SERVICES -- 0.2%
Baker Hughes, Inc. .....................            500          20,125
Schlumberger Ltd. ......................            300          22,725
Smedvig ASA, Class B ...................            279           5,598

ENERGY SOURCES -- 0.8%
Exxon Corp. ............................            500          33,812
Mobil Corp. ............................            400          30,650
Noble Affiliates, Inc. .................            700          29,138
Ocean Rig ASA+ .........................         19,699          20,152
Royal Dutch Petroleum Co. ..............            300          17,044

----------------
30

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Smith International, Inc.+ .............            575   $      31,661
Texaco, Inc. ...........................            600          36,150
                                                          -------------
                                                                247,055
                                                          -------------

FINANCE -- 4.6%
BANKS -- 1.7%
Ambanc Holding Co., Inc. ...............            115           2,185
Astoria Financial Corp. ................             85           5,254
Banca Commerciale Italiana + ...........         14,192          70,804
Bank of New York Co., Inc. .............            775          48,680
BankAmerica Corp. ......................            865          71,471
BankBoston Corp. .......................            200          22,050
Chase Manhattan Corp. ..................            300          40,463
Citicorp ...............................            250          35,500
First Defiance Financial Corp. .........            345           5,261
First Union Corp. ......................            500          28,375
Klamath First Bancorp, Inc. ............            260           5,980
Mellon Bank Corp. ......................            400          25,400
North Central Bancshares, Inc. .........             50           1,112
Provident Financial Holdings, Inc. + ...            190           4,465
Queens County Bancorp, Inc. ............            147           6,468
Star Banc Corp. ........................            455          26,902
TF Financial Corp. .....................             35             980
U.S. Bancorp ...........................            385          48,029

FINANCIAL SERVICES -- 1.7%
American Express Co. ...................            400          36,725
Associates First Capital Corp., Class
 A .....................................          1,070          84,530
Beneficial Corp. .......................            175          21,754
Capital One Financial Corp. ............          1,000          78,875
Charles Schwab Corp. ...................            750          28,500
CIT Group, Inc., Class A+ ..............          1,200          39,150
ContiFinancial Corp.+ ..................            700          21,350
Federal National Mortgage
 Association ...........................            400          25,300
FirstSpartan Financial Corp. ...........             95           4,287
Household International, Inc. ..........            440          60,610
SLM Holding Corp. ......................          1,027          44,803

INSURANCE -- 1.2%
Aetna, Inc. ............................            400          33,375
Allstate Corp. .........................            300          27,581
Chubb Corp. ............................            300          23,513
Conseco, Inc. ..........................            500          28,313
Swiss Life Insurance & Pension Co. .....             20          16,910
The Hartford Financial Services Group,
 Inc. ..................................            300          32,550
UICI+ ..................................            750          25,922
UNUM Corp. .............................          2,085         115,066
                                                          -------------
                                                              1,198,493
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE -- 3.8%
DRUGS -- 2.6%
Abbott Laboratories, Inc. ..............            400   $      30,125
Alza Corp.+ ............................          1,140          51,086
Bristol-Myers Squibb Co. ...............            500          52,156
Eli Lilly & Co. ........................          1,265          75,426
Merck & Co., Inc. ......................            400          51,350
Pfizer, Inc. ...........................          1,520         151,525
Smithkline Beecham PLC .................          4,378          55,149
Warner-Lambert Co. .....................          1,270         216,297

HEALTH SERVICES -- 0.7%
Columbia/HCA Healthcare Corp. ..........          1,000          32,250
Omnicare, Inc. .........................          2,049          81,192
Tenet Healthcare Corp.+ ................          1,100          39,944
United Healthcare Corp. ................            300          19,425

MEDICAL PRODUCTS -- 0.5%
Baxter International, Inc. .............            400          22,050
Cardinal Health, Inc. ..................            280          24,692
Johnson & Johnson ......................            400          29,325
Sofamor Danek Group, Inc.+ .............            755          64,364
                                                          -------------
                                                                996,356
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 2.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................            600          31,275

BUSINESS SERVICES -- 1.2%
Cendant Corp.+ .........................          1,000          39,625
Delta & Pine Land Co. ..................          1,310          68,120
Gartner Group, Inc., Class A+ ..........            400          14,950
GTECH Holdings Corp.+ ..................            300          11,663
Owens-Illinois, Inc.+ ..................            500          21,625
Sealed Air Corp.+ ......................            860          56,330
Service Corp. International ............            800          33,950
Sysco Corp. ............................            600          15,375
Tomra Systems ASA ......................            215           5,696
USA Waste Services, Inc.+ ..............            600          26,737

MULTI-INDUSTRY -- 0.9%
Corning, Inc. ..........................            300          13,275
Raision Tehtaat Oy .....................            642          92,164
Republic Industries, Inc.+ .............            900          23,231
Siebe PLC ..............................          1,970          43,003
Tyco International Ltd. ................          1,055          57,630

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. .....            300          31,200
                                                          -------------
                                                                585,849
                                                          -------------

----------------
32

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 1.9%
BROADCASTING & MEDIA -- 1.5%
CBS Corp. ..............................          2,335   $      79,244
Chancellor Media Corp.+ ................          1,205          55,279
Lamar Advertising Co., Class A+ ........            951          33,285
Outdoor Systems, Inc.+ .................          1,080          37,868
Time Warner, Inc. ......................          2,757         198,504

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc. ...........................            600          21,188
Mattel, Inc. ...........................            600          23,775

LEISURE & TOURISM -- 0.2%
Hilton Hotels Corp. ....................            500          15,937
McDonald's Corp. .......................            500          30,000
                                                          -------------
                                                                495,080
                                                          -------------

INFORMATION TECHNOLOGY -- 10.3%
COMMUNICATION EQUIPMENT -- 1.0%
CIENA Corp.+ ...........................            550          23,444
Lucent Technologies, Inc. ..............            300          38,362
Nokia Corp., Class A ADR ...............          1,120         120,890
Tellabs, Inc.+ .........................            400          26,850
U.S. West Media Group + ................          1,180          41,005

COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Computer Sciences Corp. ................            400          22,000
Dell Computer Corp.+ ...................            700          47,425
EMC Corp.+ .............................          1,260          47,644
HBO & Co. ..............................          1,020          61,582
Hewlett-Packard Co. ....................            300          19,013
Honeywell, Inc. ........................            400          33,075
International Business Machines
 Corp. .................................            300          31,162

ELECTRONICS -- 2.2%
Analog Devices, Inc.+ ..................          3,740         124,355
Applied Materials, Inc.+ ...............            900          31,781
ASM Lithography Holdings NV+ ...........            625          57,773
Emerson Electric Co. ...................            500          32,594
General Electric Co. ...................            900          77,569
Hubbell, Inc., Class B .................            400          20,150
Intel Corp. ............................            400          31,225
Maxim Integrated Products, Inc.+ .......            790          28,786
Molex, Inc., Class A ...................            900          24,131
Motorola, Inc. .........................            300          18,187
Pittway Corp. ..........................          1,380          99,360
Vitesse Semiconductor Corp.+ ...........            485          22,871

SOFTWARE -- 4.8%
America Online, Inc.+ ..................          2,355         160,876
Aspen Technology, Inc.+ ................          1,950          80,437
At Home Corp., Series A+ ...............          1,275          43,111
Cadence Design Systems, Inc.+ ..........          1,785          61,806
Cisco Systems, Inc.+ ...................          2,517         172,100

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Computer Associates International,
 Inc. ..................................            800   $      46,200
Intuit, Inc.+ ..........................            705          34,104
Microsoft Corp.+ .......................          2,680         239,860
Oracle Corp.+ ..........................            800          25,250
Parametric Technology Corp.+ ...........          6,690         222,861
PeopleSoft, Inc.+ ......................          1,150          60,591
Reynolds & Reynolds Co., Class A .......            800          17,500
Sapient Corp.+ .........................            650          30,794
VERITAS Software Corp.+ ................            450          26,606
Wind River Systems+ ....................            680          27,030

TELECOMMUNICATIONS -- 1.3%
Comcast Corp., Class A+ ................          3,855         136,130
Frontier Corp. .........................          1,500          48,844
Tele-Communications, Inc., Series A+ ...          4,715         146,607
Teleport Communications Group Inc.,
 Class A+ ..............................            200          11,750
                                                          -------------
                                                              2,673,691
                                                          -------------

MATERIALS -- 1.5%
CHEMICALS -- 1.2%
Cabot Corp. ............................            350          12,906
du Pont (E.I.) de Nemours & Co. ........            800          54,400
Monsanto Co. ...........................          3,965         206,180
Solutia, Inc. ..........................          1,150          34,213

FOREST PRODUCTS -- 0.2%
American Pad & Paper Co.+ ..............            400           2,900
Boise Cascade Corp. ....................          1,200          43,275
Sonoco Products Co. ....................            200           8,013

METALS & MINERALS -- 0.1%
EASCO, Inc. ............................            500           7,625
Martin Marietta Materials, Inc. ........            300          12,956
                                                          -------------
                                                                382,468
                                                          -------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.0%
The Rouse Co. ..........................            200           6,300

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Crescent Real Estate Equities Co. ......            500          18,000
ElderTrust+ ............................          1,000          17,875
Equity Office Properties Trust .........            200           6,125
                                                          -------------
                                                                 48,300
                                                          -------------

UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 0.3%
Duke Energy Corp. ......................            700          41,694
GPU, Inc. ..............................            800          35,400

----------------
34

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES -- 0.3%
Consolidated Natural Gas Co. ...........            500   $      28,844
Enron Corp. ............................            500          23,187
US Filter Corp.+ .......................            600          21,075

TELEPHONE -- 1.1%
Ameritech Corp. ........................            800          39,550
AT&T Corp. .............................            500          32,812
Bell Atlantic Corp. ....................            330          33,825
GTE Corp. ..............................            500          29,938
MCI Communications Corp. ...............            500          24,750
SBC Communications, Inc. ...............            800          34,900
Telecom Italia SpA .....................          6,291          49,572
WorldCom, Inc.+ ........................          1,135          48,876
                                                          -------------
                                                                444,423
                                                          -------------
TOTAL COMMON STOCK (cost $6,415,338)....                      7,754,498
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 61.7%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
RETAIL -- 0.4%
J.C. Penney Co., Inc. 7.40% 2037........  $      50,000          53,946
Fred Meyer, Inc. 7.38% 2005.............         55,000          55,156
                                                          -------------
                                                                109,102
                                                          -------------

CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Panamerican Beverages, Inc. 8.13%
 2003...................................         70,000          74,411
                                                          -------------

ENERGY -- 0.4%
ENERGY SOURCES -- 0.4%
Newfield Exploration Co., Series B 7.45%
 2007*..................................         20,000          19,913
Petroleos Mexicano 9.00% 2007...........         52,000          53,235
YPF Sociedad Anonima 8.00% 2004.........         40,000          40,635
                                                          -------------
                                                                113,783
                                                          -------------

FINANCE -- 10.8%
BANKS -- 3.3%
Banc One Corp. 8.00% 2027...............         43,000          48,650
Bank One Columbus 7.38% 2002............         40,000          41,780
Banponce Financial Corp. 6.75% 2001.....         50,000          50,574
Credit National 7.00% 2005..............         40,000          40,022
Export Import Bank of Korea 6.50%
 2006...................................         65,000          56,194
First Chicago NBD Corp. 7.25% 2004......        135,000         141,277
First Republic Bancorp 7.75% 2012.......         50,000          51,230
First Union-Lehman Brothers Commercial
 Mortgage Corp. 6.60% 2029..............        130,000         131,806
Korea Development Bank 7.13% 2001.......         35,000          32,912
NBD Bank SA 8.25% 2024..................         50,000          59,051
NCNB Co. 9.38% 2009.....................         68,000          83,811

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
United States Bancorp 7.50% 2026........  $     110,000   $     119,449

FINANCIAL SERVICES -- 7.2%
Allstate Financing II 7.83% 2045 .......         49,000          50,165
Asset Securitization Corp. 6.66% 2041
 # .....................................         80,000          81,625
Associates Corp. of North America 7.63%
 2004...................................        130,000         139,233
CS First Boston Mortgage Securities
 Corp. 7.24% 2029.......................        110,000         115,638
Dime Capital Trust I, Series A 9.33%
 2027...................................         40,000          45,112
Finova Capital Corp. 6.63% 2001.........        125,000         126,536
Finova Capital Corp., Series C 6.39%
 2002...................................         60,000          60,292
Fleet Mortgage Group, Inc. 6.84% 2003...         50,000          50,845
Ford Motor Credit Company 7.02% 2000....        125,000         127,732
GE Capital Mortgage Services, Inc. 6.25%
 2023 ..................................         32,050          31,870
Lubermens Mutual Casualty Co. 8.30%
 2037*..................................         80,000          85,081
Morgan Stanley Capital I, Inc. 7.22%
 2007*..................................        120,000         126,675
Popular North America, Inc. 6.63%
 2002...................................         50,000          50,718
Private Export Funding Corp. 6.31%
 2004...................................        100,000         102,278
Private Export Funding Corp. 6.62%
 2005...................................        160,000         166,155
Private Export Funding Corp. 7.03%
 2003...................................         60,000          63,180
Private Export Funding Corp. 7.30%
 2002...................................        270,000         283,330
Private Export Funding Corp. 7.90%
 2000...................................         75,000          78,011
U.S. West Capital Funding, Inc. 6.95%
 2037...................................         80,000          83,401

INSURANCE -- 0.3%
Cigna Corp. 7.88% 2027..................         37,000          40,253
Jackson National Life Insurance Co.
 8.15% 2027*............................         44,000          48,339
                                                          -------------
                                                              2,813,225
                                                          -------------

HEALTHCARE -- 0.9%
HEALTH SERVICES -- 0.6%
Allegiance Corp. 7.00% 2026.............        105,000         108,484
Tenet Healthcare Corp. 7.88% 2003.......         50,000          50,750

MEDICAL PRODUCTS -- 0.3%
Beckman Instruments, Inc. 7.10% 2003*...         75,000          75,148
                                                          -------------
                                                                234,382
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.9%
MACHINERY -- 0.3%
Cincinnati Milacron, Inc. 7.88% 2000....         75,000          76,745

TRANSPORTATION -- 0.6%
AMR Corp. 9.88% 2020....................         70,000          91,395
Continental Airlines 6.65% 2019.........         70,000          69,608
                                                          -------------
                                                                237,748
                                                          -------------

INFORMATION & ENTERTAINMENT -- 1.4%
BROADCASTING & MEDIA -- 1.4%
Comcast Cable Communications 8.50%
 2027...................................         50,000          58,394
News America Holdings, Inc. 8.00%
 2016...................................        125,000         134,700
Scholastic Corp. 7.00% 2003.............         80,000          82,004

----------------
36

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc. 7.75% 2005.................  $      80,000   $      83,900
                                                          -------------
                                                                358,998
                                                          -------------

INFORMATION TECHNOLOGY -- 0.4%
TELECOMMUNICATIONS -- 0.4%
Tele-Communications, Inc. 7.25% 2005....         50,000          51,171
Tele-Communications, Inc. 9.25% 2002....         50,000          54,722
                                                          -------------
                                                                105,893
                                                          -------------

MATERIALS -- 0.3%
CHEMICALS -- 0.3%
ICI Wilmington, Inc. 6.95% 2004.........         70,000          72,031
                                                          -------------

MUNICIPAL BONDS -- 1.5%
MUNICIPAL BONDS -- 1.5%
Hudson County New Jersey Improvement
 Authority Facility 6.55% 2002..........        135,000         137,311
Huntsville Alabama Solid Waste Disposal
 Authority 5.95% 2003...................        100,000          98,303
Miami Florida Revenue 7.25% 2003........        135,000         141,540
                                                          -------------
                                                                377,154
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.5%
FOREIGN GOVERNMENT -- 2.5%
Australian Government 6.75% 2006 .......
 (AUD)                                          625,000         442,699
Republic of Argentina 11.00% 2006.......         55,000          61,188
Republic of Columbia 7.25% 2004.........         73,000          69,727
Republic of Columbia 7.63% 2007.........         25,000          23,563
Republic of Lithuania 7.13% 2002*.......         43,000          42,140
                                                          -------------
                                                                639,317
                                                          -------------

REAL ESTATE -- 1.0%
REAL ESTATE COMPANIES -- 0.5%
Post Apartment Homes LP 7.02% 2001......        130,000         132,263

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Equity Office Properties Operating LP
 6.38% 2003*............................        120,000         118,798
                                                          -------------
                                                                251,061
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 39.4%
U.S. GOVERNMENT & AGENCIES -- 39.4%
Federal Home Loan Mortgage Corp. 6.00%
 2006...................................         45,000          44,704
Federal Home Loan Mortgage Corp. 6.50%
 2022...................................        100,000         100,500
Federal Home Loan Mortgage Corp. 6.50%
 2023...................................         30,000          29,888
Federal Home Loan Mortgage Corp. 6.75%
 2022...................................         45,000          45,532
Federal Home Loan Mortgage Corp. 7.00%
 2023...................................         32,000          33,190
Federal Home Loan Mortgage Corp. 7.50%
 2023...................................         21,063          21,602
Federal Home Loan Mortgage Corp. 7.75%
 2022...................................         55,637          58,141
Federal Home Loan Mortgage Corp. 8.50%
 2019...................................         63,483          66,991

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association
 5.65% 2005.............................  $      45,000   $      44,742
Federal National Mortgage Association
 5.75% 2008.............................        185,000         181,345
Federal National Mortgage Association
 7.00% 2006.............................         20,501          20,559
Federal National Mortgage Association
 7.39% 2021.............................         55,897          57,787
Federal National Mortgage Association
 9.35% 2020.............................          8,776           8,813
Government National Mortgage Association
 7.00% 2022.............................         20,373          20,634
Government National Mortgage Association
 7.00% 2023.............................         18,794          19,029
Government National Mortgage Association
 7.25% 2027.............................        361,379         367,815
Government National Mortgage Association
 7.50% 2022.............................         49,649          51,030
Government National Mortgage Association
 7.50% 2024.............................         20,376          20,910
Government National Mortgage Association
 8.50% 2017.............................         85,650          91,671
Government National Mortgage Association
 9.00% 2021.............................         22,809          24,676
United States Treasury Bonds 6.38%
 2027...................................         50,000          52,813
United States Treasury Bonds 6.63%
 2027...................................        140,000         151,900
United States Treasury Bonds 7.13%
 2023...................................        330,000         376,612
United States Treasury Bonds 7.50%
 2016...................................        110,000         128,270
United States Treasury Bonds 8.13%
 2021...................................        230,000         289,692
United States Treasury Bonds 8.50%
 2020...................................        275,000         357,286
United States Treasury Bonds 9.25%
 2016...................................        160,000         216,774
United States Treasury Bonds 10.75%
 2003...................................        150,000         181,968
United States Treasury Bonds 11.88%
 2003...................................        810,000       1,045,912
United States Treasury Bonds 12.00%
 2013...................................      1,400,000       2,056,474
United States Treasury Notes 5.38%
 2001...................................        200,000         198,812
United States Treasury Notes 5.50%
 2008...................................        600,000         592,686
United States Treasury Notes 5.75%
 2002...................................        250,000         250,703
United States Treasury Notes 5.88%
 2000...................................        375,000         376,759
United States Treasury Notes 6.00%
 2000...................................        100,000         100,844
United States Treasury Notes 6.13%
 2007...................................        150,000         154,266
United States Treasury Notes 6.25%
 2002...................................        250,000         255,312
United States Treasury Notes 6.25%
 2007...................................        300,000         310,359
United States Treasury Notes 6.63%
 2001...................................      1,090,000       1,121,512
United States Treasury Notes 6.63%
 2002...................................        100,000         103,328
United States Treasury Notes 6.63%
 2007...................................         50,000          53,078
United States Treasury Notes 7.25%
 2004...................................        335,000         361,539
United States Treasury Notes 8.50%
 2000...................................        165,000         176,370
                                                          -------------
                                                             10,222,828
                                                          -------------

UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 1.0%
Atlantic City Electric Co. 6.38% 2005...         60,000          60,752
Cleveland Electric Illuminating Co.
 7.19% 2000*............................         30,000          30,452
Empresa Nacional de Electricidad SA
 7.33% 2037.............................         50,000          49,841
Public Service Electric & Gas Co. 8.88%
 2003...................................         35,000          39,153
UtiliCorp United, Inc. 6.88% 2004.......         80,000          82,462

GAS & PIPELINE UTILITIES -- 0.3%
KN Energy, Inc. 6.65% 2005..............         80,000          80,166

----------------
38

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------

TELEPHONE -- 0.2%
WorldCom, Inc. 7.55% 2004...............  $      50,000   $      52,661
                                                          -------------
                                                                395,487
                                                          -------------
TOTAL BONDS & NOTES (cost
 $15,733,777)...........................                     16,005,420
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
 $22,149,115)...........................                     23,759,918
                                                          -------------


SHORT-TERM SECURITIES -- 0.8%
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Chase Manhattan Corp. 8.77% due
 2/19/99 ...............................         60,000          61,384
                                                          -------------

FOREIGN SHORT-TERM NOTES -- 0.6%
New Zealand Treasury Bill zero coupon
 due 12/16/98 .................... (NZD)        320,000         166,548
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
 $231,134)..............................                        227,932
                                                          -------------

REPURCHASE AGREEMENTS -- 7.2%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.2%
PaineWebber, Inc. Joint Repurchase
 Agreement (Note 3).....................      1,011,000       1,011,000
Swiss Bank Corp. Joint Repurchase
 Agreement (Note 3) ....................        860,000         860,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
 $1,871,000)............................                      1,871,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $24,251,249)                       99.6%            25,858,850
Other assets less liabilities --            0.4                 97,892
                                         ------            -----------
NET ASSETS --                             100.0%           $25,956,742
                                         ------            -----------
                                         ------            -----------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; see Note 2
ADR -- American Depository Receipt
AUD -- Australian Dollar
NZD -- New Zealand Dollar

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

--------------------------------------------------------------
                                                    GROSS
        CONTRACT           IN         DELIVERY    UNREALIZED
       TO DELIVER     EXCHANGE FOR      DATE     APPRECIATION
--------------------------------------------------------------
AUD       666,000      USD   444,135  04/28/98    $  3,446
*DEM      231,000      USD   128,755  04/28/98       3,645
FIM       100,000      USD    18,239  07/31/98         304
FIM        85,000      USD    15,431  07/31/98         186
FIM       290,000      USD    52,536  07/31/98         525
FIM       115,000      USD    21,134  08/07/98         501
ITL    15,000,000      USD     8,459  05/06/98         230
ITL     5,000,000      USD     2,793  05/06/98          50
ITL     4,000,000      USD     2,224  05/06/98          30
ITL    37,000,000      USD    20,706  05/06/98         408
ITL    38,000,000      USD    21,121  08/07/98         232
ITL    36,000,000      USD    20,234  08/07/98         444
ITL    14,400,000      USD     8,028  08/07/98         113
NLG        38,000      USD    18,518  07/02/98         191
NLG        12,000      USD     5,927  07/31/98         130
NLG        50,000      USD    24,733  08/07/98         569
*SEK       22,000      USD     2,775  08/07/98          13
*USD        1,990     SEK     16,000  08/07/98          18
*USD        1,246     SEK     10,000  08/07/98          10
                                                   -------
                                                    11,045
                                                   -------


                                                    GROSS
                                                  UNREALIZED
                                                 DEPRECIATION
--------------------------------------------------------------
GBP         3,000      USD     4,893  05/06/98        (120)
GBP         3,500      USD     5,735  05/06/98        (112)
GBP         2,000      USD     3,285  05/06/98         (56)
GBP         4,000      USD     6,493  08/07/98        (162)
GBP         9,500      USD    15,552  08/07/98        (253)
*SEK        4,000      USD       500  08/07/98          (2)
USD         2,778    ITL   5,000,000  05/06/98         (35)
USD         2,445      NLG     5,000  08/07/98         (29)
USD        12,230      NLG    25,000  08/07/98        (148)
USD         4,896      NLG    10,000  08/07/98         (63)
*USD      128,675      DEM   231,000  04/28/98      (3,565)
                                                   -------
                                                    (4,545)
                                                   -------
Net Unrealized Appreciation...................    $  6,500
                                                   -------
                                                   -------

-------------

* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  SEK -- Swedish Krona
DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NLG -- Netherlands Guilder

See Notes to Financial Statements

----------------
40

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 16.0%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.0%
APPAREL & TEXTILES -- 0.2%
R.P.M., Inc. .........................................            912   $      16,245
Sola International, Inc.+ ............................            600          24,863

AUTOMOTIVE -- 0.3%
Federal-Mogul Corp. ..................................            325          17,286
Ford Motor Co. .......................................            500          32,406

RETAIL -- 0.5%
Costco Cos., Inc.+ ...................................            285          15,212
CVS Corp. ............................................            100           7,550
Duane Reade, Inc.+ ...................................            761          19,453
Federated Department Stores, Inc.+ ...................            300          15,543
Office Depot, Inc.+ ..................................            400          12,450
Wal-Mart Stores, Inc. ................................            300          15,244
                                                                        -------------
                                                                              176,252
                                                                        -------------

CONSUMER STAPLES -- 0.7%
FOOD, BEVERAGE & TOBACCO -- 0.3%
DEKALB Genetics Corp., Class B .......................            205          13,709
Flowers Industries, Inc. .............................            500          11,719
Philip Morris Cos., Inc. .............................            500          20,844
UST, Inc. ............................................            200           6,450

HOUSEHOLD PRODUCTS -- 0.4%
Colgate-Palmolive Co. ................................            500          43,312
Gillette Co. .........................................            200          23,738
Procter & Gamble Co. .................................            200          16,875
                                                                        -------------
                                                                              136,647
                                                                        -------------

ENERGY -- 0.7%
ENERGY SERVICES -- 0.2%
Baker Hughes, Inc. ...................................            300          12,075
Schlumberger Ltd. ....................................            200          15,150
Smedvig ASA, Class B .................................            100           2,007

ENERGY SOURCES -- 0.5%
Exxon Corp. ..........................................            200          13,525
Mobil Corp. ..........................................            300          22,987
Noble Affiliates, Inc. ...............................            300          12,488
Ocean Rig ASA+ .......................................          6,883           7,041
Smith International, Inc.+ ...........................            191          10,517
Texaco, Inc. .........................................            500          30,125
                                                                        -------------
                                                                              125,915
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE -- 2.6%
BANKS -- 0.8%
Ambanc Holding Co., Inc. .............................             35   $         665
Astoria Financial Corp. ..............................             25           1,545
Banca Commerciale Italiana + .........................          4,634          23,119
Bank of New York Co., Inc. ...........................            250          15,703
BankAmerica Corp. ....................................            380          31,397
Chase Manhattan Corp. ................................            100          13,488
Citicorp .............................................             50           7,100
First Defiance Financial Corp. .......................            110           1,678
First Union Corp. ....................................            200          11,350
Klamath First Bancorp, Inc. ..........................             85           1,955
Mellon Bank Corp. ....................................            200          12,700
North Central Bancshares, Inc. .......................             15             334
Provident Financial Holdings, Inc. +..................             60           1,410
Queens County Bancorp, Inc. ..........................             47           2,068
Star Banc Corp. ......................................            145           8,573
TF Financial Corp. ...................................             10             280
U.S. Bancorp .........................................            125          15,594

FINANCIAL SERVICES -- 1.2%
American Express Co. .................................            500          45,906
Associates First Capital Corp., Class A ..............            340          26,860
Beneficial Corp. .....................................             60           7,459
Capital One Financial Corp. ..........................            500          39,438
Charles Schwab Corp. .................................            242           9,196
CIT Group, Inc., Class A+ ............................            800          26,100
ContiFinancial Corp.+ ................................            500          15,250
Federal National Mortgage Association ................            300          18,975
FirstSpartan Financial Corp. .........................             10             451
Household International, Inc. ........................            110          15,153
SLM Holding ..........................................            330          14,396

INSURANCE -- 0.6%
Aetna, Inc. ..........................................            100           8,344
Allstate Corp. .......................................            100           9,194
Chubb Corp. ..........................................            100           7,837
Conseco, Inc. ........................................            400          22,650
Swiss Life Insurance & Pension Co. ...................              8           6,764
The Hartford Financial Services Group, Inc. ..........            100          10,850
UICI+ ................................................            225           7,776
UNUM Corp. ...........................................            665          36,700
                                                                        -------------
                                                                              478,258
                                                                        -------------

HEALTHCARE -- 1.8%
DRUGS -- 1.1%
Alza Corp.+ ..........................................            365          16,357
Eli Lilly & Co. ......................................            740          44,122
Merck & Co., Inc. ....................................            100          12,838
Pfizer, Inc. .........................................            360          35,887
Smithkline Beecham PLC ...............................          1,403          17,673
Warner-Lambert Co. ...................................            405          68,977

----------------
42

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 0.5%
Columbia/HCA Healthcare Corp. ........................          1,000   $      32,250
Omnicare, Inc. .......................................            652          25,835
Tenet Healthcare Corp.+ ..............................            700          25,419
United Healthcare Corp. ..............................            100           6,475

MEDICAL PRODUCTS -- 0.2%
Cardinal Health, Inc. ................................             90           7,937
Johnson & Johnson ....................................            200          14,663
Sofamor Danek Group, Inc.+ ...........................            240          20,460
                                                                        -------------
                                                                              328,893
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Boeing Co. ...........................................            200          10,425

BUSINESS SERVICES -- 0.7%
Cendant Corp.+ .......................................            500          19,812
Delta & Pine Land Co. ................................            430          22,360
GTECH Holdings Corp.+ ................................            200           7,775
Owens-Illinois, Inc.+ ................................            200           8,650
Sealed Air Corp.+ ....................................            285          18,668
Service Corp. International ..........................            100           4,244
Sysco Corp. ..........................................            600          15,375
Tomra Systems ASA+ ...................................             77           2,040
USA Waste Services, Inc.+ ............................            500          22,281

MULTI-INDUSTRY -- 0.4%
Raision Tehtaat Oy ...................................            205          29,430
Republic Industries, Inc.+ ...........................            500          12,906
Siebe PLC ............................................            653          14,254
Tyco International Ltd. ..............................            335          18,299
                                                                        -------------
                                                                              206,519
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 1.0%
BROADCASTING & MEDIA -- 0.7%
CBS Corp. ............................................            745          25,283
Chancellor Media Corp.+ ..............................            385          17,662
Lamar Advertising Co., Class A+ ......................            304          10,640
Outdoor Systems, Inc.+ ...............................            344          12,062
Time Warner, Inc. ....................................            882          63,504

ENTERTAINMENT PRODUCTS -- 0.1%
Hasbro, Inc. .........................................            200           7,063
Mattel, Inc. .........................................            300          11,887

LEISURE & TOURISM -- 0.2%
Hilton Hotels Corp. ..................................            400          12,750
McDonald's Corp. .....................................            300          18,000
                                                                        -------------
                                                                              178,851
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 5.2%
COMMUNICATION EQUIPMENT -- 0.5%
CIENA Corp.+ .........................................            175   $       7,459
Lucent Technologies, Inc. ............................            200          25,575
Nokia Corp., Class A ADR .............................            355          38,318
Tellabs, Inc.+ .......................................            200          13,425
U.S. West Media Group + ..............................            375          13,031

COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
Computer Sciences Corp. ..............................            200          11,000
Dell Computer Corp.+ .................................            225          15,244
EMC Corp.+ ...........................................            405          15,314
HBO & Co. ............................................            325          19,622
Hewlett-Packard Co. ..................................            300          19,012
Honeywell, Inc. ......................................            200          16,537
International Business Machines Corp. ................            100          10,388

ELECTRONICS -- 1.1%
Analog Devices, Inc.+ ................................          1,205          40,066
Applied Materials, Inc.+ .............................            400          14,125
ASM Lithography Holdings NV+ .........................            200          18,487
General Electric Co. .................................            400          34,475
Intel Corp. ..........................................            200          15,613
Maxim Integrated Products, Inc.+ .....................            255           9,292
Molex, Inc., Class A .................................            500          13,406
Motorola, Inc. .......................................            300          18,188
Pittway Corp., Class A ...............................            450          32,400
Vitesse Semiconductor Corp.+ .........................            155           7,309

SOFTWARE -- 2.4%
America Online, Inc.+ ................................            754          51,508
Aspen Technology, Inc.+ ..............................            625          25,781
At Home Corp., Series A+ .............................            425          14,370
Cadence Design Systems, Inc.+ ........................            570          19,736
Cisco Systems, Inc.+ .................................            945          64,615
Computer Associates International, Inc. ..............            300          17,325
Intuit, Inc.+ ........................................            225          10,885
Microsoft Corp.+ .....................................            930          83,235
Oracle Corp.+ ........................................            500          15,781
Parametric Technology Corp.+ .........................          2,150          71,622
PeopleSoft, Inc.+ ....................................            365          19,231
Reynolds & Reynolds Co., Class A .....................            400           8,750
Sapient Corp.+ .......................................            200           9,475
VERITAS Software Corp.+ ..............................            145           8,573
Wind River Systems+ ..................................            219           8,705

TELECOMMUNICATIONS -- 0.6%
Comcast Corp., Class A+ ..............................          1,230          43,434
SBC Communications, Inc. .............................            400          17,450
Tele-Communications, Inc., Series A+ .................          1,503          46,734
Teleport Communications Group Inc., Class A+ .........            100           5,875
                                                                        -------------
                                                                              951,371
                                                                        -------------

----------------
44

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS -- 0.7%
CHEMICALS -- 0.6%
Cabot Corp. ..........................................            115   $       4,240
du Pont (E.I.) de Nemours & Co. ......................            300          20,400
Monsanto Co. .........................................          1,265          65,780
Solutia, Inc. ........................................            385          11,454

FOREST PRODUCTS -- 0.1%
American Pad & Paper Co.+ ............................            200           1,450
Boise Cascade Corp. ..................................            400          14,425
Sonoco Products Co. ..................................            200           8,012

METALS & MINERALS -- 0.0%
Martin Marietta Materials, Inc. ......................            200           8,638
                                                                        -------------
                                                                              134,399
                                                                        -------------

REAL ESTATE -- 0.0%
REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Crescent Real Estate Equities Co. ....................            300          10,800
                                                                        -------------

UTILITIES -- 1.2%
ELECTRIC UTILITIES -- 0.3%
Duke Energy Corp. ....................................            413          24,599
GPU, Inc. ............................................            600          26,550

GAS & PIPELINE UTILITIES -- 0.3%
Consolidated Natural Gas Co. .........................            600          34,612
Enron Corp. ..........................................            300          13,913
US Filter Corp.+ .....................................            200           7,025

TELEPHONE -- 0.6%
Ameritech Corp. ......................................            700          34,606
AT&T Corp. ...........................................            200          13,125
GTE Corp. ............................................            300          17,963
MCI Communications Corp. .............................            300          14,850
Telecom Italia SpA ...................................          2,014          15,870
WorldCom, Inc.+ ......................................            364          15,675
                                                                        -------------
                                                                              218,788
                                                                        -------------
TOTAL COMMON STOCK (cost $2,414,759)..................                      2,946,693
                                                                        -------------


                                                          PRINCIPAL
BONDS & NOTES -- 77.2%                                     AMOUNT
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
RETAIL -- 0.7%
J.C. Penney Co., Inc. 7.40% 2037......................  $      60,000          64,736
Fred Meyer Inc. 7.38% 2005............................         55,000          55,156
                                                                        -------------
                                                                              119,892
                                                                        -------------

CONSUMER STAPLES -- 0.5%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Panamerican Beverages, Inc. 8.13% 2003................         80,000          85,041
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
ENERGY -- 0.8%
ENERGY SOURCES -- 0.8%
Newfield Exploration Co., Series B 7.45% 2007*........  $      30,000   $      29,870
Petroleos Mexicano 9.00% 2007.........................         56,000          57,330
YPF Sociedad Anonima 8.00% 2004.......................         60,000          60,952
                                                                        -------------
                                                                              148,152
                                                                        -------------

FINANCE -- 15.5%
BANKS -- 5.1%
Banc One Corp. 8.00% 2027.............................         55,000          62,227
Bank One Columbus 7.38% 2002..........................         40,000          41,780
Banponce Financial Corp. 6.75% 2001...................         65,000          65,747
Credit National 7.00% 2005............................         60,000          60,033
Export Import Bank of Korea 6.50% 2006................         80,000          69,162
First Chicago NBD Corp. 7.25% 2004....................        135,000         141,277
First Republic Bancorp 7.75% 2012.....................         55,000          56,353
First Union-Lehman Brothers Commercial Mortgage Corp
 6.60% 2029...........................................        125,000         126,736
Korea Development Bank 7.13% 2001.....................         30,000          28,210
NBD Bank SA 8.25% 2024................................         55,000          64,956
NCNB Co. 9.38% 2009...................................         80,000          98,602
United States Bancorp 7.50% 2026......................        110,000         119,449

FINANCIAL SERVICES -- 9.9%
Allstate Financing II 7.83% 2045 .....................         53,000          54,260
Asset Securitization Corp. 6.66% 2041# ...............         85,000          86,727
Associates Corp. of North America 7.63% 2004..........        130,000         139,233
CS First Boston Mortgage Securities Corp. 7.24%
 2029.................................................        110,000         115,638
Dime Capital Trust I, Series A 9.33% 2027.............         45,000          50,751
Finova Capital Corp. 6.63% 2001.......................        125,000         126,536
Finova Capital Corp., Series C 6.39% 2002.............         65,000          65,316
Fleet Mortgage Group, Inc. 6.84% 2003.................         50,000          50,845
Ford Motor Credit Company 7.02% 2000..................        125,000         127,733
GE Capital Mortgage Services, Inc. 6.25% 2023 ........         48,076          47,805
Lubermens Mutual Casualty Co. 8.30% 2037*.............         85,000          90,398
Morgan Stanley Capital I, Inc. 7.22% 2007*............        130,000         137,231
Popular North America, Inc. 6.63% 2002................         40,000          40,574
Private Export Funding Corp. 6.31% 2004...............        100,000         102,278
Private Export Funding Corp. 7.03% 2003...............        100,000         105,300
Private Export Funding Corp. 7.30% 2002...............        265,000         278,083
Private Export Funding Corp. 7.90% 2000...............        100,000         104,015
U.S. West Capital Funding, Inc. 6.95% 2037............         90,000          93,827

INSURANCE -- 0.5%
Cigna Corp. 7.88% 2027................................         40,000          43,517
Jackson National Life Insurance Co. 8.15% 2027*.......         49,000          53,832
                                                                        -------------
                                                                            2,848,431
                                                                        -------------
HEALTHCARE -- 1.4%
HEALTH SERVICES -- 1.0%
Allegiance Corp. 7.00% 2026...........................        120,000         123,981
Tenet Healthcare Corp. 7.88% 2003.....................         50,000          50,750

----------------
46

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.4%
Beckman Instruments, Inc. 7.10% 2003*.................  $      75,000   $      75,148
                                                                        -------------
                                                                              249,879
                                                                        -------------
INDUSTRIAL & COMMERCIAL -- 1.2%
MACHINERY -- 0.4%
Cincinnati Milacron, Inc. 7.88% 2000..................         75,000          76,744
TRANSPORTATION -- 0.8%
AMR Corp. 10.20% 2020.................................         50,000          66,460
Continental Airlines 6.65% 2019.......................         75,000          74,581
                                                                        -------------
                                                                              217,785
                                                                        -------------
INFORMATION & ENTERTAINMENT -- 2.2%
BROADCASTING & MEDIA -- 2.2%
Comcast Cable Communications 8.50% 2027...............         80,000          93,431
News America Holdings, Inc. 8.00% 2016................        130,000         140,088
Scholastic Corp. 7.00% 2003...........................         85,000          87,129
Viacom, Inc. 7.75% 2005...............................         80,000          83,900
                                                                        -------------
                                                                              404,548
                                                                        -------------
INFORMATION TECHNOLOGY -- 0.6%
TELECOMMUNICATIONS -- 0.6%
Tele-Communications, Inc. 7.25% 2005..................         40,000          40,936
Tele-Communications, Inc. 9.25% 2002..................         60,000          65,667
                                                                        -------------
                                                                              106,603
                                                                        -------------
MATERIALS -- 0.4%
CHEMICALS -- 0.4%
ICI Wilmington, Inc. 6.95% 2004.......................         80,000          82,322
                                                                        -------------
MUNICIPAL BONDS -- 2.4%
MUNICIPAL BONDS -- 2.4%
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002..................................        200,000         203,424
Huntsville Alabama Solid Waste Disposal Authority
 5.95% 2003...........................................        105,000         103,218
Miami Florida Revenue 7.25% 2003......................        130,000         136,297
                                                                        -------------
                                                                              442,939
                                                                        -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 3.7%
FOREIGN GOVERNMENT -- 3.7%
Australian Government 6.75% 2006 ............... (AUD)        665,000         471,032
Republic of Argentina 11.00% 2006.....................         60,000          66,750
Republic of Columbia 7.25% 2004.......................         70,000          66,937
Republic of Columbia 7.63% 2007.......................         25,000          23,563
Republic of Lithuania 7.13% 2002*.....................         53,000          51,940
                                                                        -------------
                                                                              680,222
                                                                        -------------

REAL ESTATE -- 1.4%
REAL ESTATE COMPANIES -- 0.7%
Post Apartment Homes LP 7.02% 2001....................        130,000         132,263

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Equity Office Properties Operating LP 6.38% 2003*.....  $     120,000   $     118,798
                                                                        -------------
                                                                              251,061
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 43.8%
U.S. GOVERNMENT & AGENCIES -- 43.8%
Federal Home Loan Mortgage Corp. 6.50% 2022...........         60,000          60,300
Federal Home Loan Mortgage Corp. 6.50% 2023...........         40,000          39,850
Federal Home Loan Mortgage Corp. 7.00% 2023...........         45,000          46,673
Federal Home Loan Mortgage Corp. 7.50% 2023...........         35,104          36,004
Federal Home Loan Mortgage Corp. 7.75% 2022...........         79,482          83,058
Federal Home Loan Mortgage Corp. 8.50% 2019...........         72,552          76,562
Federal National Mortgage Association 5.65% 2005......         60,000          59,656
Federal National Mortgage Association 5.75% 2008......        425,000         416,602
Federal National Mortgage Association 7.00% 2006......         28,702          28,783
Federal National Mortgage Association 7.39% 2021......         55,897          57,787
Federal National Mortgage Association 9.35% 2020......         19,078          19,159
Government National Mortgage Association 7.00% 2023...         58,401          59,131
Government National Mortgage Association 7.25% 2027...        549,494         559,280
Government National Mortgage Association 7.50% 2022...         25,002          25,697
Government National Mortgage Association 7.50% 2023...         84,696          87,024
Government National Mortgage Association 8.50% 2017...         89,316          95,596
Government National Mortgage Association 9.00% 2021...         25,660          27,760
United States Treasury Bonds 6.38% 2027...............         20,000          21,125
United States Treasury Bonds 6.63% 2027...............        110,000         119,350
United States Treasury Bonds 7.13% 2023...............        365,000         416,556
United States Treasury Bonds 7.50% 2016...............        150,000         174,913
United States Treasury Bonds 8.13% 2021...............        220,000         277,097
United States Treasury Bonds 8.50% 2020...............        180,000         233,860
United States Treasury Bonds 9.25% 2016...............        115,000         155,807
United States Treasury Bonds 10.75% 2003..............        170,000         206,230
United States Treasury Bonds 11.88% 2003..............        740,000         955,525
United States Treasury Bonds 12.00% 2013..............      1,220,000       1,792,070
United States Treasury Notes 5.63% 1999...............        160,000         160,026
United States Treasury Notes 5.88% 2000...............        185,000         185,868
United States Treasury Notes 6.13% 2007...............         50,000          51,422
United States Treasury Notes 6.25% 2002...............         40,000          40,850
United States Treasury Notes 6.25% 2007...............        150,000         155,179
United States Treasury Notes 6.63% 2001...............        835,000         859,140
United States Treasury Notes 6.63% 2002...............         65,000          67,163
United States Treasury Notes 6.63% 2007...............         25,000          26,539
United States Treasury Notes 7.25% 2004...............        155,000         167,279
United States Treasury Notes 8.50% 2000...............        195,000         208,437
                                                                        -------------
                                                                            8,053,358
                                                                        -------------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 1.7%
Atlantic City Electric Co. 6.38% 2005.................         75,000          75,940
Cleveland Electric Illuminating Co., Series B 7.19%
 2000*................................................         40,000          40,603
Empresa Nacional de Electricidad SA 7.33% 2037........         60,000          59,809

----------------
48

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Public Service Electric & Gas Co. 8.88% 2003..........  $      47,000   $      52,577
UtiliCorp United, Inc. 6.88% 2004.....................         90,000          92,770

GAS & PIPELINE UTILITIES -- 0.4%
KN Energy, Inc. 6.65% 2005............................         80,000          80,165

TELEPHONE -- 0.5%
WorldCom, Inc. 7.55% 2004.............................         80,000          84,259
                                                                        -------------
                                                                              486,123
                                                                        -------------
TOTAL BONDS & NOTES (cost $13,893,743)................                     14,176,356
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $16,308,502)........                     17,123,049
                                                                        -------------


SHORT-TERM SECURITIES -- 1.2%
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.3%
Chase Manhattan Corp. 8.77% due 2/19/99...............         60,000          61,384
                                                                        -------------

FOREIGN SHORT-TERM NOTES -- 0.9%
New Zealand Treasury Bill coupon due 12/16/98 ........
 (NZD)                                                        300,000         156,139
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $220,520)...........                        217,523
                                                                        -------------

REPURCHASE AGREEMENTS -- 5.4%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.4%
PaineWebber, Inc. Joint Repurchase Agreement (Note
 3) ..................................................        256,000         256,000
Swiss Bank Corp. Joint Repurchase Agreement (Note
 3) ..................................................        745,000         745,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $1,001,000).........                      1,001,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $17,530,022)                                       99.8%           18,341,572
Other assets less liabilities --                            0.2                36,211
                                                        -------         -------------
NET ASSETS --                                             100.0%        $  18,377,783
                                                        -------         -------------
                                                        -------         -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; See Note 2
ADR -- American Depository Receipt
AUD -- Australian Dollar
NZD -- New Zealand Dollar

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                                                                 GROSS
       CONTRACT             IN               DELIVERY          UNREALIZED
      TO DELIVER       EXCHANGE FOR            DATE           APPRECIATION
---------------------------------------------------------------------------
AUD      709,000         USD   472,811          04/28/98     $       3,669
*DEM     253,000         USD   141,018          04/28/98             3,992
FIM       40,000         USD     7,296          07/31/98               122
FIM       20,000         USD     3,631          07/31/98                44
FIM       85,000         USD    15,398          07/31/98               154
FIM       45,000         USD     8,270          08/07/98               196
ITL    4,000,000         USD     2,256          05/06/98                61
ITL    1,500,000         USD       838          05/06/98                15
ITL    1,500,000         USD       834          05/06/98                11
ITL   12,000,000         USD     6,715          05/06/98               132
ITL   11,000,000         USD     6,114          08/07/98                67
ITL   14,500,000         USD     8,150          08/07/98               179
ITL    4,000,000         USD     2,230          08/07/98                31
NLG       12,000         USD     5,848          07/02/98                60
NLG        3,000         USD     1,482          07/31/98                33
NLG       18,000         USD     8,904          08/07/98               205
*SEK       6,000         USD       757          08/07/98                 4
*USD         622        SEK      5,000          08/07/98                 6
*USD         249        SEK      2,000          08/07/98                 2
                                                                    ------
                                                                     8,983
                                                                    ------


                                                                 GROSS
                                                               UNREALIZED
                                                              DEPRECIATION
---------------------------------------------------------------------------
GBP        1,200         USD     1,957          05/06/98               (48)
GBP        1,200         USD     1,966          05/06/98               (38)
GBP          500         USD       821          05/06/98               (14)
GBP        1,000         USD     1,623          08/07/98               (40)
GBP        3,100         USD     5,075          08/07/98               (83)
*SEK       1,000         USD       125          08/07/98                (1)
USD          833       ITL   1,500,000          05/06/98               (11)
USD        1,222         NLG     2,500          08/07/98               (14)
USD        3,180         NLG     6,500          08/07/98               (38)
USD        2,448         NLG     5,000          08/07/98               (32)
*USD     140,929         DEM   253,000          04/28/98            (3,904)
                                                                    ------
                                                                    (4,223)
                                                                    ------
Net Unrealized Appreciation.............................     $       4,760
                                                                    ------
                                                                    ------

-------------

* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  SEK -- Swedish Krona
DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NLG -- Netherlands Guilder

See Notes to Financial Statements

----------------
50

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 77.0%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.7%
APPAREL & TEXTILES -- 0.2%
Adidas-Salomon AG ....................................            307   $      54,435
Jones Apparel Group, Inc.+ ...........................            700          38,544
Onward Kashiyama Co. Ltd. ............................          3,000          37,155

AUTOMOTIVE -- 2.7%
Bayerische Motoren Werke AG ..........................            138         152,583
Bridgestone Corp. ....................................          2,000          45,337
Chrysler Corp. .......................................         11,500         477,969
Michelin Corp., Class B ..............................          2,360         140,857
Lear Corp.+ ..........................................          8,800         496,100
Renault SA+ ..........................................            838          37,320

HOUSING -- 0.5%
CRH PLC ..............................................         10,202         153,296
Masco Corp. ..........................................          1,400          83,300

RETAIL -- 4.3%
CompUSA, Inc.+ .......................................          1,700          44,200
Costco Cos., Inc.+ ...................................          2,600         138,775
CVS Corp. ............................................          2,700         203,850
Dayton Hudson Corp. ..................................          1,300         114,400
Fred Meyer, Inc.+ ....................................            900          41,569
Home Depot, Inc. .....................................            900          60,694
Ito-Yokado Co. Ltd. ..................................          1,000          54,194
Kmart Corp.+ .........................................         35,700         595,744
Office Max, Inc.+ ....................................         22,100         395,037
Safeway, Inc.+ .......................................          1,800          66,487
TJX Cos., Inc. .......................................          2,000          90,500
Vendex International NV ..............................          1,435          90,851
Wal-Mart Stores, Inc. ................................          3,600         182,925
Walgreen Co. .........................................          2,500          87,969
                                                                        -------------
                                                                            3,884,091
                                                                        -------------

CONSUMER STAPLES -- 5.0%
FOOD, BEVERAGE & TOBACCO -- 3.0%
B.A.T. Industries PLC ................................         13,806         140,632
Coca-Cola Enterprises, Inc. ..........................          2,600          95,388
Goodman Fielder Ltd. .................................          6,571          10,195
Nestle SA ............................................            142         271,332
Quaker Oats Co. ......................................          8,700         498,075
RJR Nabisco Holdings Corp. ...........................         13,700         428,981
Sara Lee Corp. .......................................          1,100          67,788

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 2.0%
Clorox Co. ...........................................          1,200   $     102,825
Colgate-Palmolive Co. ................................          1,000          86,625
Estee Lauder Cos., Inc., Class A .....................            700          47,513
KAO Corp. ............................................          6,000          78,814
Kimberly-Clark Corp. .................................          8,700         436,087
Procter & Gamble Co. .................................          1,900         160,312
Shiseido Co. Ltd. ....................................          3,000          34,453
Unilever PLC .........................................          6,297          59,558
                                                                        -------------
                                                                            2,518,578
                                                                        -------------

ENERGY -- 5.5%
ENERGY SERVICES -- 1.7%
Halliburton Co. ......................................         14,600         732,737
Mobil Corp. ..........................................            600          45,975
VA Technologie AG ....................................            137          21,583
Western Atlas, Inc.+ .................................            500          38,688

ENERGY SOURCES -- 3.8%
Amoco Corp. ..........................................          7,100         613,262
Atlantic Richfield Co. ...............................          7,700         605,412
British Petroleum Co. PLC ............................          7,992         114,989
Burmah Castrol PLC ...................................          6,516         132,857
Elf Aquitaine SA .....................................            977         128,007
ENI SpA ..............................................          7,570          51,574
Exxon Corp. ..........................................          1,500         101,438
Iberdrola SA .........................................          3,022          45,931
Total SA, Class B ....................................          1,281         153,782
                                                                        -------------
                                                                            2,786,235
                                                                        -------------

FINANCE -- 17.1%
BANKS -- 6.7%
ABN Amro Holdings NV .................................          3,900          89,973
Allied Irish Banks ...................................         11,374         139,538
Asahi Bank Ltd. ......................................          1,000           4,091
Banco Comercial Portugues SA+ ........................            877          28,322
Banco Frances del Rio de la Plata+ ...................          2,022          20,223
Bank of Ireland ......................................          7,795         154,095
Bank of Nova Scotia ..................................          4,991         135,444
BankAmerica Corp. ....................................          2,400         198,300
Bankers Trust New York Corp. .........................          4,000         481,250
Banque Nationale de Paris+ ...........................          2,126         165,175
Charter One Financial, Inc. ..........................            200          13,388
Comerica, Inc. .......................................            900          95,231
Commonwealth Bank of Australia .......................          3,842          45,642
Credit Commerce France ...............................            610          50,099
Dao Heng Bank Group Ltd. .............................          7,000          20,687
Deutsche Bank AG+ ....................................          1,543         116,087
Development Bank of Singapore Ltd. ...................          6,600          48,230
Fifth Third Bancorp ..................................            600          51,300
First Chicago NBD Corp. ..............................          1,400         123,375

----------------
52

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Foreningsbanken AB+ ..................................            887   $      29,232
Julius Baer Holdings AG ..............................             25          60,676
MBNA Corp. ...........................................          3,800         136,087
Nordbanken Holding+ ..................................          4,234          28,066
Overseas Chinese Banking Corp. Ltd. ..................          8,000          45,084
Overseas Union Bank Ltd. .............................         13,000          50,720
Royal Bank of Canada .................................          1,068          63,431
Schweizerische BankGesellschaft ......................            110         179,665
Skandinaviska Enskilda Banken, Series A ..............          2,279          33,207
Societe Generale .....................................            706         141,257
Southtrust Corp. .....................................            550          23,031
Summit Bancorp. ......................................          9,400         470,587
SunTrust Banks, Inc. .................................            100           7,538
Svenska Handelsbank, Series A ........................            640          29,617
United Overseas Bank Ltd. ............................         12,000          66,512
Westpac Banking Corp. Ltd. ...........................          6,588          44,093

FINANCIAL SERVICES -- 8.3%
Acom Co. Ltd. ........................................          1,000          49,916
American Express Co. .................................          1,600         146,900
Associates First Capital Corp., Class A ..............          1,200          94,800
Assurance General de France+ .........................          1,822         102,514
Federal Home Loan Mortgage Corp. .....................          2,300         109,106
Guoco Group Ltd. .....................................          4,000           9,808
HSBC Holdings PLC ....................................          5,200         159,044
Internatiionale Nedederlanden Groep NV ...............          2,602         147,637
KeyCorp.+ ............................................         13,200         499,125
Lehman Brothers Holdings, Inc. .......................          6,700         501,663
Morgan Stanley, Dean Witter, Discover & Co. ..........          1,200          87,450
Nikko Securities Co. Ltd. ............................         18,000          58,097
P & O Finance BV .....................................          3,979          59,148
Transamerica Corp. ...................................          3,900         454,350
Travelers Group, Inc. ................................          3,000         180,000
Unidanmark A/S .......................................            245          19,458
Union Planters Corp. .................................          7,700         478,844
Washington Mutual, Inc. ..............................          7,470         535,739
Wells Fargo & Co. ....................................          1,500         496,875

INSURANCE -- 2.1%
Aetna, Inc. ..........................................          5,700         475,594
Allianz AG ...........................................            150          45,295
American International Group, Inc. ...................          1,000         125,937
Conseco, Inc. ........................................          1,500          84,937
Munchener Ruckversicherungs...........................             94          40,658
Prudential Corp. PLC .................................          7,054         103,737
QBE Insurance Group Ltd. .............................          3,532          15,417
Royal & Sun Alliance Insurance Group PLC .............          8,207         104,413
Zurich Versicherungs-Gesellschaft ....................             86          49,925
                                                                        -------------
                                                                            8,625,640
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE -- 5.9%
DRUGS -- 3.5%
Astra AB .............................................          1,799   $      37,125
Bristol-Myers Squibb Co. .............................          1,500         156,469
Eli Lilly & Co. ......................................            800          47,700
Glaxo Wellcome PLC ...................................          2,869          77,035
Merck & Co., Inc. ....................................          1,000         128,375
Novartis AG ..........................................             76         134,502
Pfizer, Inc. .........................................          1,600         159,500
Pharmacia & Upjohn, Inc. .............................         11,600         507,500
Pharmacia & Upjohn, Inc. (SEK)........................          2,177          93,936
Sankyo Co. Ltd. ......................................          3,000          83,318
Schering-Plough Corp. ................................          1,800         147,037
Warner-Lambert Co. ...................................          1,100         187,344

HEALTH SERVICES -- 1.4%
HEALTHSOUTH Corp.+ ...................................          2,800          78,575
Wellpoint Health Networks, Inc. ......................          9,100         614,250

MEDICAL PRODUCTS -- 1.0%
Cardinal Health, Inc. ................................            800          70,550
U.S. Surgical Corp. ..................................         13,900         458,700
                                                                        -------------
                                                                            2,981,916
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 9.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
Boeing Co. ...........................................          9,200         479,550
Rolls Royce PLC ......................................          8,258          38,430

BUSINESS SERVICES -- 1.0%
Cendant Corp.+ .......................................          4,600         182,275
Dai Nippon Printing Co. Ltd. .........................          4,000          66,054
Franklin Resources, Inc. .............................          1,200          63,600
Interpublic Group of Cos., Inc. ......................          1,300          80,762
USA Waste Services, Inc.+ ............................          1,400          62,387
Yamato Transport Co. Ltd. ............................          4,000          47,439

ELECTRICAL EQUIPMENT -- 0.3%
Emerson Electric Co. .................................            500          32,594
Premier Farnell PLC ..................................          1,300           8,313
Siebe PLC ............................................          3,427          74,808

MACHINERY -- 1.7%
Caterpillar, Inc. ....................................          8,000         440,500
Cooper Cameron Corp.+ ................................            800          48,300
Illinois Tool Works, Inc. ............................            100           6,475
Ingersoll-Rand Co. ...................................          1,900          91,081
Mannesmann AG ........................................            274         200,587
Molins PLC ...........................................          1,520           7,176
Rieter Holdings Ltd. AG ..............................             83          46,876
Sandvik AB, Class B ..................................          1,070          30,445

MULTI-INDUSTRY -- 3.4%
BTR PLC ..............................................         28,898          95,178
Compagnie Generale des Eaux ..........................            964         156,480

----------------
54

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Cookson Group PLC ....................................          8,496   $      32,854
Ogden Corp. ..........................................         15,100         434,125
Securicor Group PLC ..................................          7,653          52,397
Smiths Industries ....................................          5,224          76,606
Tomkins PLC ..........................................         20,294         124,083
Tyco International Ltd. ..............................          4,300         234,888
Whitman Corp. ........................................         25,800         509,550

TRANSPORTATION -- 1.6%
AMR Corp.+ ...........................................            500          71,594
Bombardier, Inc., Class B ............................          2,769          68,499
British Airways PLC ..................................          6,898          70,092
Burlington Northern Santa Fe Corp. ...................          4,800         499,200
Deutsche Lufthansa AG ................................          2,169          45,677
Quintiles Transnational Corp.+ .......................            900          43,369
                                                                        -------------
                                                                            4,522,244
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 3.5%
BROADCASTING & MEDIA -- 2.5%
CBS Corp. ............................................          3,600         122,175
Gannett Co., Inc. ....................................          2,800         201,250
Time Warner, Inc. ....................................          6,700         482,400
Times Mirror Co., Series A ...........................          7,500         475,313

ENTERTAINMENT PRODUCTS -- 0.1%
Fuji Photo Film Co. Ltd. .............................          1,000          37,230

LEISURE & TOURISM -- 0.9%
Bass PLC, Class B ....................................            500             820
Bass PLC .............................................          7,300         140,166
Carnival Corp., Class A ..............................          1,400          97,650
Hutchison Whampoa Ltd. ...............................         13,000          91,433
Marriott International, Inc.+ ........................          1,500          55,781
Marriott International, Inc., Class A+ ...............          1,500          53,719
                                                                        -------------
                                                                            1,757,937
                                                                        -------------

INFORMATION TECHNOLOGY -- 14.5%
COMMUNICATION EQUIPMENT -- 0.7%
Lucent Technologies, Inc. ............................          1,200         153,450
Newbridge Networks Corp. ADR+ ........................          1,000          26,644
Nokia Corp., Class A .................................            943         101,196
Tellabs, Inc.+ .......................................          1,300          87,262

COMPUTERS & BUSINESS EQUIPMENT -- 5.2%
Canon, Inc. ..........................................          2,000          45,187
Dell Computer Corp.+ .................................            900          60,975
EMC Corp.+ ...........................................          2,400          90,750
HBO & Co. ............................................          2,000         120,750
International Business Machines Corp. ................          4,900         508,987
NCR Corp.+ ...........................................         13,900         459,569
Pitney Bowes, Inc. ...................................          1,600          80,300

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Ricoh Co. Ltd. .......................................          2,000   $      20,116
Seagate Technology, Inc.+ ............................         10,000         252,500
Texas Instruments, Inc. ..............................          8,800         476,300
Xerox Corp. ..........................................          4,600         489,613

ELECTRONICS -- 3.1%
Dixons Group PLC .....................................          7,277          64,076
General Electric Co. .................................          3,300         284,419
General Electric Co. PLC+ ............................         15,083         119,238
Linear Technology Corp. ..............................            800          55,200
Omron Corp. ..........................................          5,000          75,812
Philips Electronics NV ...............................          1,828         134,144
SGS Thomson Microelectronics NV + ....................          1,774         137,596
Sony Corp. ...........................................          1,400         118,746
Tokyo Electron Ltd. ..................................          2,000          67,405
Vishay Intertechnology, Inc. + .......................         20,055         471,292

SOFTWARE -- 1.5%
America Online, Inc.+ ................................            700          47,819
BMC Software, Inc.+ ..................................          1,400         117,337
Computer Associates International, Inc. ..............          2,700         155,925
Compuware Corp.+ .....................................          1,500          74,062
Microsoft Corp.+ .....................................          2,400         214,800
Parametric Technology Corp.+ .........................          2,100          69,956
PeopleSoft, Inc.+ ....................................          1,400          73,763

TELECOMMUNICATIONS -- 4.0%
3Com Corp.+ ..........................................         13,200         474,375
AirTouch Communications, Inc.+ .......................          1,300          63,619
China Telecom+ .......................................         18,000          36,470
Deutsche Telekom AG ..................................          2,305          50,037
Ericsson (LM) Telecommunications Co., Series B .......          1,814          86,214
Northern Telecom Ltd. ................................          1,990         128,865
SBC Communications, Inc. .............................          1,800          78,525
Tele-Communications TCI Ventures Group, Series A+ ....          4,100          72,006
Tele-Communications, Inc., Series A+ .................          2,700          83,953
Telecom Italia SpA ...................................         13,100         103,226
Telecomunicacoes de Brasileiras SA ADR+ ..............            400          51,925
Telefonica de Espana SA ..............................          2,366         104,338
U.S. West Communications Group .......................          8,700         476,325
Vodafone Group PLC ...................................         21,085         219,013
                                                                        -------------
                                                                            7,284,080
                                                                        -------------

MATERIALS -- 4.0%
CHEMICALS -- 0.5%
Akzo Nobel NV ........................................            738         149,905
Bayer AG .............................................          2,708         123,866

FOREST PRODUCTS -- 2.5%
Boise Cascade Corp. ..................................         13,300         479,631
Svenska Cellulosa AB, Class B ........................          3,133          86,206
Unisource Worldwide, Inc. ............................         15,300         189,338

----------------
56

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Weyerhaeuser Co. .....................................          8,800   $     497,200

METALS & MINERALS -- 1.0%
Aluminum Co. of America ..............................          3,800         261,487
Cimpor-Cimentos de Portugal SA .......................            648          22,840
Lafarge Corp. ........................................          1,190         101,191
Rio Tinto PLC+ .......................................          7,532         101,184
                                                                        -------------
                                                                            2,012,848
                                                                        -------------

REAL ESTATE -- 2.1%
REAL ESTATE COMPANIES -- 0.1%
Henderson Land Development Co. Ltd. ..................         10,000          50,718

REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Equity Residential Properties Trust ..................          9,700         487,425
Starwood Hotels & Resorts ............................          9,800         523,687
                                                                        -------------
                                                                            1,061,830
                                                                        -------------

UTILITIES -- 2.7%
ELECTRIC UTILITIES -- 1.9%
Electricidad de Portugal SA ..........................          4,612         107,049
Hong Kong Electric Holdings Ltd. .....................          7,000          24,029
Potomac Electric Power Co. ...........................         18,300         458,644
Scottish Power PLC ...................................         21,808         205,532
VEBA AG ..............................................          1,840         130,523

TELEPHONE -- 0.8%
AT&T Corp. ...........................................          2,100         137,813
Ote Greek Telecom ....................................          2,100          52,566
Portugal Telecom SA ..................................          1,382          71,899
Sprint Corp. .........................................          2,200         148,912
                                                                        -------------
                                                                            1,336,967
                                                                        -------------
TOTAL COMMON STOCK (cost $35,379,179).................                     38,772,366
                                                                        -------------


                                                          PRINCIPAL
BONDS & NOTES -- 18.8%                                     AMOUNT
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
RETAIL -- 0.3%
Federated Department Stores, Inc. 8.50% 2003..........  $      40,000          43,655
Rite Aid Corp. 6.70% 2001.............................        100,000         101,532
                                                                        -------------
                                                                              145,187
                                                                        -------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Philip Morris Cos, Inc. 6.80% 2003....................        100,000         101,484
Philip Morris Cos, Inc. 7.50% 2004....................         20,000          20,965
                                                                        -------------
                                                                              122,449
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
ENERGY -- 0.4%
ENERGY SERVICES -- 0.2%
Petroleum Geo Services ASA 7.50% 2007.................  $     100,000   $     105,918

ENERGY SOURCES -- 0.2%
KN Energy, Inc. 6.45% 2003............................         40,000          40,032
Saga Petroleum ASA 7.25% 2027.........................         40,000          39,851
                                                                        -------------
                                                                              185,801
                                                                        -------------
FINANCE -- 4.6%
BANKS -- 1.0%
ABN Amro Bank Nv Chicago Branch 7.25% 2005............         40,000          41,821
First Union Lehman Brothers Mortgage Trust 6.65%
 2007.................................................         25,000          25,310
Merita Bank Ltd. 6.50% 2006...........................         40,000          39,721
Nationsbank Corp. 6.88% 2005..........................         45,000          46,253
Popular, Inc., 6.40% 2000.............................        100,000         100,379
Provident Cos., Inc. 7.41% 2038.......................         50,000          50,032
St. Paul Bancorp 7.13% 2004...........................        100,000         101,952
Svenska Handelsbank 8.13% 2007........................         65,000          71,768

FINANCIAL SERVICES -- 3.1%
Advanta Mortgage Loan Trust 6.69% 2017................         25,000          25,200
Advanta Mortgage Loan Trust 7.05% 2021................         25,000          25,347
Amresco Residential Securities 6.60% 2018.............         20,000          20,061
Associates Corp. of North America 6.50% 2002..........         60,000          60,574
Commercial Mortgage Acceptance Corp. 6.53% 2007#......         15,000          15,183
Commercial Mortgage Acceptance Corp. 6.57% 2030#......         40,000          40,462
Ford Motor Credit Co. 7.00% 2001......................         60,000          61,618
Ford Motor Credit Co. 8.00% 2002......................         40,000          42,551
General Motors Acceptance Corp. 6.63% 2002............         40,000          40,628
Green Tree Financial Corp. 6.24% 2016#................         90,000          89,747
Green Tree Financial Corp. 6.93% 2028.................         55,000          56,339
Green Tree Recreational Equipment 6.18% 2019#.........        290,000         289,819
Green Tree Recreational Equipment 6.55% 2028..........         36,395          36,612
Harley Davidson Eagle Motorcycle Trust 6.20% 2003.....        150,000         151,000
Lehman Brothers Holdings, Inc. 6.50% 2002.............        105,000         105,101
Merrill Lynch Mortgage Investors, Inc. 6.22% 2030#....        105,000         106,378
Merrill Lynch Mortgage Investors, Inc. 6.54% 2029#....         80,000          80,225
Money Store, Inc. 8.05% 2002..........................         20,000          21,163
Morgan Stanley Capital I, Inc. 7.22% 2028#............         55,000          57,836
PaineWebber Group, Inc., 6.65% 2002...................        135,000         135,652
PNC Mortgage Securities Corp. 6.60% 2027 .............         21,041          21,158
United States West Capital Funding, Inc. 6.85% 2002...        100,000         101,873

INSURANCE -- 0.5%
Hartford Life, Inc. 7.10% 2007........................        100,000         103,700
TIG Holdings, Inc. 8.13% 2005.........................         40,000          42,891
Travelers Capital II 7.75% 2036.......................        100,000         102,844
                                                                        -------------
                                                                            2,311,198
                                                                        -------------
INDUSTRIAL & COMMERCIAL -- 0.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Lockheed Martin Corp. 7.25% 2006......................        115,000         120,628
Raytheon Co. 6.45% 2002...............................         35,000          35,253

----------------
58

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.1%
Williams Cos, Inc. 6.13% 2002.........................  $      40,000   $      39,611

TRANSPORTATION -- 0.5%
Continental Airlines 6.54% 2009.......................         60,000          59,556
Continental Airlines 6.80% 2009.......................         30,000          30,117
CSX Corp. 7.95% 2027..................................        100,000         111,853
Hertz Corp. 7.00% 2028................................         65,000          63,478
                                                                        -------------
                                                                              460,496
                                                                        -------------
INFORMATION & ENTERTAINMENT -- 0.2%
BROADCASTING & MEDIA -- 0.2%
News America Holdings, Inc. 7.70% 2025................         70,000          73,283
Time Warner Entertainment Co LP 8.38% 2033............         25,000          28,677
                                                                        -------------
                                                                              101,960
                                                                        -------------
INFORMATION TECHNOLOGY -- 0.1%
TELECOMMUNICATIONS -- 0.1%
Compania de Telecomunicaciones 7.63% 2006.............         60,000          60,763
                                                                        -------------
MATERIALS -- 0.1%
CHEMICALS -- 0.1%
Solutia, Inc. 6.72% 2037..............................         45,000          45,645
                                                                        -------------
MUNICIPAL BONDS -- 0.1%
MUNICIPAL BONDS -- 0.1%
New Jersey Economic Development Authority, Series A
 7.43% 2029...........................................         40,000          43,813
                                                                        -------------
U.S. GOVERNMENT & AGENCIES -- 11.3%
Federal Home Loan Mortgage Corp. 6.00% 2008...........         75,000          73,265
Federal National Mortgage Association 5.50% 2011......         78,234          75,887
Federal National Mortgage Association 6.00% 2009......         60,000          58,631
Federal National Mortgage Association 7.00% 2023......         10,415          10,256
Federal National Mortgage Association 8.50% 2019......         35,000          37,756
Federal National Mortgage Association 9.00% 2026......         64,123          67,980
Government National Mortgage Association 5.50% TBA....         60,000          60,319
Government National Mortgage Association 6.50% TBA....        225,000         222,678
Government National Mortgage Association 7.00% 2023...         19,249          19,721
Government National Mortgage Association 7.00% 2025...         33,155          33,948
Government National Mortgage Association 7.00% 2012...        130,930         133,870
Government National Mortgage Association 7.00% 2024...        224,248         227,456
Government National Mortgage Association 7.00% 2025...         45,606          46,077
Government National Mortgage Association 7.00% 2026...         81,938          82,782
Government National Mortgage Association 7.00% 2025...         15,445          15,814
Government National Mortgage Association 7.00% 2028...      1,573,969       1,590,196
Government National Mortgage Association 7.38% 2026...         18,197          18,657
Government National Mortgage Association 7.50% 2023...        140,362         144,221
Government National Mortgage Association 7.50% 2026...        337,857         346,408
Government National Mortgage Association 7.50% 2027...        318,620         328,731
Government National Mortgage Association 8.00% 2026...         85,000          88,001
Government National Mortgage Association 8.00% 2027...        151,499         156,849

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Bonds 6.13% 2027...............  $     340,000   $     348,660
United States Treasury Bonds 6.38% 2027...............        105,000         110,906
United States Treasury Notes 5.50% 2000...............        690,000         688,703
United States Treasury Notes 5.50% 2003...............        260,000         258,456
United States Treasury Notes 5.63% 1999...............        460,000         460,216
                                                                        -------------
                                                                            5,706,444
                                                                        -------------
UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.5%
Arizona Public Services Co. 6.75% 2006................        160,000         162,950
Southern California Edison Co. 5.88% 2001.............        100,000          99,695

TELEPHONE -- 0.1%
WorldCom, Inc. 7.75% 2007.............................         50,000          53,902
                                                                        -------------
                                                                              316,547
                                                                        -------------

TOTAL BONDS & NOTES (cost $9,441,170).................                      9,500,303
                                                                        -------------


RIGHTS -- 0.0%+
-------------------------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
Banco Comercial Portugues SA 4/20/98..................            877           3,104
Development Bank of Singapore Ltd. 4/28/98 ...........          1,200           2,452

INSURANCE -- 0.0%
Allianz AG 4/1/98 ....................................            150             742
                                                                        -------------
                                                                                6,298
                                                                        -------------
MATERIALS -- 0.0%
METALS & MINERAL -- 0.0%
LaFarge Corp. 4/8/98..................................          1,190           1,555
                                                                        -------------
TOTAL RIGHTS (cost $0)................................                          7,853
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $44,820,349)........                     48,280,522
                                                                        -------------

----------------
60

                                                          PRINCIPAL
REPURCHASE AGREEMENT -- 5.8%                               AMOUNT           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
Agreement with Swiss Bank Corp.- Warburg, bearing
 interest of 5.92% dated 3/31/98, to be repurchased
 4/01/98 in the amount of $2,911,479 and
 collateralized by $2,655,000 U.S. Treasury Notes
 6.88% due 8/15/25, approximate aggregate value
 $2,973,059
 (cost $2,911,000)....................................  $   2,911,000   $   2,911,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $47,731,349)                                     101.6%           51,191,522
Liabilities in excess of other assets --                  (1.6)             (807,118)
                                                        ------         -------------
NET ASSETS --                                            100.0%        $  50,384,404
                                                        ------         -------------
                                                        ------         -------------

-------------

+   Non-income producing securities

# Fair valued security; see Note 2

ADR -- American Depository Receipt

SEK -- Swedish Kroner

TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------
                                                                              GROSS
           CONTRACT                      IN               DELIVERY          UNREALIZED
          TO DELIVER                EXCHANGE FOR            DATE           APPRECIATION
----------------------------------------------------------------------------------------
JPY                24,716,600         USD   195,386          06/12/98     $       7,976
JPY                21,983,400         USD   174,868          06/12/98             8,182
                                                                                -------
Net Unrealized Appreciation..........................................     $      16,158
                                                                                -------
                                                                                -------

-------------

JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 1998

COMMON STOCK -- 94.4%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.1%
HOUSING -- 0.9%
Masco Corp. ..........................................          6,600   $     392,700

RETAIL -- 4.2%
AutoZone, Inc.+ ......................................          4,800         162,600
Circuit City Stores, Inc. ............................          1,500          64,125
CVS Corp. ............................................          3,107         234,579
Home Depot, Inc. .....................................          4,300         289,981
Safeway, Inc.+ .......................................         12,700         469,106
Tag Heuer International SA ADR+ ......................         17,400         202,275
Wal-Mart Stores, Inc. ................................          6,500         330,281
                                                                        -------------
                                                                            2,145,647
                                                                        -------------

CONSUMER STAPLES -- 4.8%
FOOD, BEVERAGE & TOBACCO -- 2.7%
PepsiCo, Inc. ........................................         10,700         456,756
Philip Morris Cos., Inc. .............................         16,000         667,000

HOUSEHOLD PRODUCTS -- 2.1%
Gillette Co. .........................................          1,800         213,637
Kimberly-Clark Corp. .................................          6,200         310,775
Kimberly-Clark de Mexico SA de CV, Class A ...........         24,400         126,069
Procter & Gamble Co. .................................          2,800         236,250
                                                                        -------------
                                                                            2,010,487
                                                                        -------------

ENERGY -- 3.3%
ENERGY SERVICES -- 0.8%
Halliburton Co. ......................................          4,200         210,788
Schlumberger Ltd. ....................................          1,700         128,775

ENERGY SOURCES -- 2.5%
Mobil Corp. ..........................................          5,000         383,125
Petroleo Brasileiro SA ADR ...........................          5,600         132,976
Royal Dutch Petroleum Co. ............................          9,000         511,312
                                                                        -------------
                                                                            1,366,976
                                                                        -------------

FINANCE -- 20.2%
BANKS -- 7.5%
BCA Fideuram SpA .....................................         35,500         247,117
Citicorp .............................................          3,000         426,000
First Union Corp. ....................................          6,700         380,225
Mellon Bank Corp. ....................................          3,500         222,250
NationsBank Corp. ....................................          5,705         416,109
Northern Trust Corp. .................................          2,100         156,975
Norwest Corp. ........................................         14,400         598,500
Toronto Dominion Bank ................................          7,000         303,625
Wells Fargo & Co. ....................................          1,200         397,500

----------------
62

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 7.5%
Federal Home Loan Mortgage Corp. .....................         25,000   $   1,185,937
Federal National Mortgage Association ................         10,300         651,475
First Data Corp. .....................................         12,300         399,750
H&R Block, Inc. ......................................          6,100         290,131
SLM Holding ..........................................          5,300         231,213
Travelers Group, Inc. ................................          6,800         408,000

INSURANCE -- 5.2%
Ace Co., Ltd. ........................................         14,300         538,931
Aetna, Inc. ..........................................          1,200         100,125
Fairfax Financial Holdings Ltd.+ .....................            815         280,132
Mutual Risk Management Ltd. ..........................          9,400         318,425
Partner Re Ltd. ......................................          4,100         201,413
Travelers Property Casualty Corp., Class A ...........          5,900         259,600
UNUM Corp. ...........................................          8,900         491,169
                                                                        -------------
                                                                            8,504,602
                                                                        -------------

HEALTHCARE -- 12.2%
DRUGS -- 8.3%
American Home Products Corp. .........................          2,500         238,438
Amgen, Inc.+ .........................................          1,900         115,663
Astra AB .............................................          8,866         176,311
Biogen, Inc.+ ........................................          5,900         284,306
Bristol-Myers Squibb Co. .............................          4,400         458,975
Eli Lilly & Co. ......................................          2,700         160,988
Genentech, Inc.+ .....................................          5,000         352,187
Merck & Co., Inc. ....................................          4,100         526,337
Novartis AG ..........................................            199         352,182
Pfizer, Inc. .........................................          5,200         518,375
Warner-Lambert Co. ...................................          1,800         306,562

HEALTH SERVICES -- 3.0%
HEALTHSOUTH Corp.+ ...................................         15,400         432,162
Pacificare Health Systems, Inc., Class B+ ............          1,400         105,350
Tenet Healthcare Corp.+ ..............................          8,200         297,763
United Healthcare Corp. ..............................          6,300         407,925

MEDICAL PRODUCTS -- 0.9%
Baxter International, Inc. ...........................          1,800          99,225
Guidant Corp. ........................................          1,000          73,375
Johnson & Johnson ....................................          3,100         227,269
                                                                        -------------
                                                                            5,133,393
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 14.2%
AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
AlliedSignal, Inc. ...................................         14,400         604,800
Raytheon Co. .........................................          3,100         180,963

BUSINESS SERVICES -- 4.8%
Cendant Corp.+ .......................................         13,600         538,900
Ikon Office Solutions, Inc. ..........................          7,700         266,131

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Newmont Mining Corp. .................................          9,400   $     287,288
Rentokil Initial PLC+ ................................         55,900         337,811
Service Corp. International ..........................          4,100         173,994
USA Waste Services+ ..................................          9,200         409,975

ELECTRICAL EQUIPMENT -- 0.2%
Teradyne, Inc.+.......................................          2,400          96,150

MACHINERY -- 2.6%
Danaher Corp. ........................................         10,200         774,562
Teleflex, Inc. .......................................          7,800         327,600

MULTI-INDUSTRY -- 4.7%
Berkshire Hathaway, Inc. .............................              6         403,200
Sara Lee Corp. .......................................          5,200         320,450
Swire Pacific Ltd., Class A ..........................         11,000          58,203
Tomkins PLC ..........................................         68,100         416,382
Tyco International Ltd. ..............................         12,046         658,013
Unilever NV ..........................................          2,100         144,112
                                                                        -------------
                                                                            5,998,534
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 10.5%
BROADCASTING & MEDIA -- 5.0%
CBS Corp. ............................................          9,700         329,194
Elsevier NV ..........................................          5,700          93,772
Omnicom Group, Inc. ..................................          8,300         390,619
Reuters Group PLC ....................................          1,326          85,610
Tribune Co. ..........................................          7,100         500,550
Vereenigde Ned Uitgevers .............................         15,100         516,382
Vodafone Group PLC ...................................         18,900         196,317

COMMUNICATION EQUIPMENT -- 0.4%
Cox Communications, Inc., Class A+ ...................          4,300         180,600

ENTERTAINMENT PRODUCTS -- 1.0%
Hasbro, Inc. .........................................          7,500         264,844
Mattel, Inc. .........................................          3,700         146,612

LEISURE & TOURISM -- 4.1%
Carnival Corp., Class A ..............................          4,300         299,925
Disney (Walt) Co. ....................................          4,100         437,675
Granada Group PLC ....................................         14,100         253,500
Hilton Hotels Corp. ..................................          4,700         149,813
Hutchison Whampoa Ltd. ...............................         47,000         330,567
McDonald's Corp. .....................................          2,500         150,000
Mirage Resorts, Inc.+ ................................          3,100          75,369
                                                                        -------------
                                                                            4,401,349
                                                                        -------------

INFORMATION TECHNOLOGY -- 18.0%
COMMUNICATION EQUIPMENT -- 3.2%
AirTouch Communications, Inc.+ .......................          6,000         293,625
CIENA Corp.+ .........................................          3,400         144,925

----------------
64

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
Nokia Corp., Class A ADR .............................          3,900   $     420,956
Telecomunicacoes de Brasileiras SA ADR+ ..............          1,600         207,700
Tellabs, Inc.+ .......................................          4,300         288,638

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Automatic Data Processing, Inc. ......................          4,100         279,056
Compaq Computer Corp. ................................          5,800         150,075
EMC Corp.+ ...........................................          5,600         211,750
Hewlett-Packard Co. ..................................          3,200         202,800
Honeywell, Inc. ......................................          2,900         239,794

ELECTRONICS -- 6.0%
Analog Devices, Inc.+ ................................          9,600         319,200
General Electric Co. .................................         13,300       1,146,294
Getronics NV+ ........................................          4,300         184,585
Intel Corp. ..........................................          1,900         148,319
Linear Technology Corp. ..............................          2,000         138,000
Maxim Integrated Products, Inc.+ .....................          8,300         302,431
Molex, Inc., Class A .................................          2,931          78,587
Philips Electronics NV ...............................          2,600         190,796

SOFTWARE -- 6.2%
Adobe Systems, Inc. ..................................          2,900         131,044
BMC Software, Inc.+ ..................................          5,700         477,731
Cadence Design Systems, Inc.+ ........................          5,800         200,825
Cisco Systems, Inc.+ .................................          3,400         232,475
Microsoft Corp.+ .....................................          6,000         537,000
Networks Associates Inc.+ ............................          3,500         231,875
Oracle Corp.+ ........................................         10,050         317,203
Parametric Technology Corp.+ .........................         15,100         503,019
                                                                        -------------
                                                                            7,578,703
                                                                        -------------
MATERIALS -- 0.3%
CHEMICALS -- 0.3%
Rhone-Poulenc Ltd.+ ..................................          2,700         137,189
                                                                        -------------
REAL ESTATE -- 2.3%
REAL ESTATE COMPANIES -- 0.6%
Security Capital U.S. Realty+ ........................         19,600         258,720

REAL ESTATE INVESTMENT TRUSTS -- 1.7%
Crescent Real Estate Equities Co. ....................          7,300         262,800
Starwood Lodging Trust ...............................          8,300         443,531
                                                                        -------------
                                                                              965,051
                                                                        -------------
UTILITIES -- 3.5%
TELEPHONE -- 3.5%
AT&T Corp. ...........................................          4,500         295,312
MCI Communications Corp. .............................          7,900         391,050
Telecel-Comunicacaoes Pessoais, SA+ ..................          2,200         341,590
Telecom Italia SpA+ ..................................         18,239         111,755

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
WorldCom, Inc.+ ......................................          8,000   $     344,500
                                                                        -------------
                                                                            1,484,207
                                                                        -------------
TOTAL COMMON STOCK (cost $32,490,772) ................                     39,726,138
                                                                        -------------


                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 5.4%                              AMOUNT
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 3.2%
Northern Illinois Gas Company 5.53% due 4/13/98 ......  $     426,000         425,215
Reed Elsevier 6.05% due 4/1/98 .......................        939,000         939,000
                                                                        -------------
                                                                            1,364,215
                                                                        -------------

FEDERAL AGENCY OBLIGATIONS -- 2.2%
Federal National Mortgage Association Discount Notes
 5.50% due 4/13/98 ...................................        929,000         927,297
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $2,291,512) ........                      2,291,512
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $34,782,284)                      99.8 %      42,017,650
Other assets less liabilities --           0.2            67,040
                                         ------      -----------
NET ASSETS --                            100.0 %     $42,084,690
                                         ------      -----------
                                         ------      -----------

------------
+   Non-income producing securities
ADR -- American Depository Receipt

See Notes to Financial Statements

----------------
66

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

                                                                  MULTI-       MULTI-                      ASSET
                                                     MULTI-       MANAGED      MANAGED      MULTI-      ALLOCATION:
                                                     MANAGED     MODERATE      INCOME/      MANAGED     DIVERSIFIED
                                                     GROWTH       GROWTH       EQUITY       INCOME        GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*.................  $30,631,533  $30,800,823  $23,759,918  $17,123,049  $ 48,280,522    $39,726,138
Short-term securities*...........................      108,761      191,678      227,932      217,523            --      2,291,512
Repurchase agreements (cost equals market).......    2,503,000    2,241,000    1,871,000    1,001,000     2,911,000             --
Cash.............................................       30,336           --       24,536        5,947        94,520          1,012
Foreign currency.................................           --           --           --           10        12,372          3,650
Receivables for --
  Dividends and accrued interest.................      133,340      212,385      252,721      228,417       164,076         40,668
  Fund shares sold...............................       78,087       48,629       59,807       17,077        95,448         82,744
  Foreign currency contracts.....................       78,034      140,462      166,473      156,068       146,055         37,171
  Sales of investments...........................       74,354       59,187       22,168        8,157       758,887         96,221
Unrealized appreciation on forward foreign
  currency
  contracts......................................       14,517       13,992       11,045        8,983        16,158             --
Deferred organizational expenses.................       12,994       12.994       12,994       12,994        12,994         12,994
Prepaid expenses.................................          218          229          171          138           338            284
                                                   -------------------------------------------------------------------------------
                                                    33,665,174   33,721,379   26,408,765   18,779,363    52,492,370     42,292,394
                                                   -------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of investments.......................    1,037,833      807,844      228,876      198,454     1,860,383         99,238
  Foreign currency contracts.....................       79,603      143,285      169,819      159,205       145,751         37,221
  Management fees................................       22,865       21,719       16,455       11,107        33,587         29,565
  Fund shares redeemed...........................        5,504        2,071        1,333        1,000         4,716          4,239
Due to custodian bank............................           --       84,620           --           --            --             --
Unrealized depreciation on forward foreign
  currency
  contracts......................................        4,431        4,962        4,545        4,223            --             --
Other accrued expenses...........................       34,377       34,714       30,995       27,591        63,529         37,441
                                                   -------------------------------------------------------------------------------
                                                     1,184,613    1,099,215      452,023      401,580     2,107,966        207,704
                                                   -------------------------------------------------------------------------------
NET ASSETS.......................................  $32,480,561  $32,622,164  $25,956,742  $18,377,783  $ 50,384,404    $42,084,690
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  (unlimited shares authorized)..................    2,528,174    2,636,697    2,202,350    1,627,196     4,301,676      2,871,299
Net asset value per share........................       $12.85       $12.37       $11.79       $11.29        $11.71         $14.66
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in..................................  $28,862,140  $29,576,002  $24,017,960  $17,301,664  $ 46,818,807    $33,890,379
Accumulated undistributed (distributions in
  excess of) net investment income...............      103,862      152,216      181,493      170,487       169,315         (7,952)
Accumulated undistributed net realized gain
  (loss) on investments..........................       97,251       50,829      143,205       89,341       (80,064)       967,017
Unrealized appreciation on investments...........    3,407,218    2,834,086    1,607,601      811,550     3,460,173      7,235,366
Unrealized foreign exchange gain (loss) on other
  assets and liabilities.........................       10,090        9,031        6,483        4,741        16,173           (120)
                                                   -------------------------------------------------------------------------------
                                                   $32,480,561  $32,622,164  $25,956,742  $18,377,783  $ 50,384,404    $42,084,690
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

---------------
* Cost
  Investment securities..........................  $27,222,816  $27,964,034  $22,149,115  $16,308,502  $ 44,820,349    $32,490,772
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

  Short-term securities..........................  $   110,260  $   194,381  $   231,134  $   220,520  $         --    $ 2,291,512
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1998#

                                                                      MULTI-      MULTI-                     ASSET
                                                          MULTI-     MANAGED     MANAGED       MULTI-     ALLOCATION:
                                                         MANAGED     MODERATE    INCOME/      MANAGED     DIVERSIFIED
                                                          GROWTH      GROWTH      EQUITY       INCOME       GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest............................................  $  365,941  $  510,705  $  576,100   $  555,748   $  453,579    $   84,456
  Dividends...........................................      67,242      57,559      34,338       16,104      347,227       220,527
                                                        --------------------------------------------------------------------------
    Total income*.....................................     433,183     568,264     610,438      571,852      800,806       304,983
                                                        --------------------------------------------------------------------------
EXPENSES:
  Management fees.....................................     137,424     135,378     101,740       76,624      208,284       178,227
  Custodian fees......................................      52,639      54,445      48,027       45,115      129,107        50,617
  Auditing fees.......................................      14,255      14,355      14,250       14,195       11,335        11,230
  Reports to investors................................      11,380      11,320       9,000        6,527       17,530        15,405
  Legal fees..........................................       2,415       2,403       2,289        2,251        2,491         3,384
  Amortization of organizational expenses.............       2,241       2,241       2,241        2,241        2,241         2,241
  Trustees' fees......................................       1,183       1,199         957          763        1,881         1,606
  Other expenses......................................       1,296       1,300       1,276        1,257        1,352         1,327
                                                        --------------------------------------------------------------------------
    Total expenses before reimbursement...............     222,833     222,641     179,780      148,973      374,221       264,037
    Expenses reimbursed by the investment adviser.....     (23,646)    (29,927)    (36,590)     (43,490)     (77,724)      (10,325)
                                                        --------------------------------------------------------------------------
Net investment income.................................     233,996     375,550     467,248      466,369      504,309        51,271
                                                        --------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain on investments....................     450,946     353,817     281,459      189,755      426,906     1,303,958
  Net realized foreign exchange gain (loss) on
    other assets and liabilities......................      18,930      26,437      23,750       26,463          795       (13,405)
  Net unrealized appreciation on investments..........   3,407,218   2,834,086   1,607,601      811,550    3,460,173     7,235,366
  Net unrealized foreign exchange gain (loss) on other
    assets and liabilities............................      10,090       9,031       6,483        4,741       16,173          (120)
                                                        --------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
    foreign exchange..................................   3,887,184   3,223,371   1,919,293    1,032,509    3,904,047     8,525,799
                                                        --------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...........................  $4,121,180  $3,598,921  $2,386,541   $1,498,878   $4,408,356    $8,577,070
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

---------------
* Net of foreign withholding taxes on interest and
  dividends of........................................  $    1,723  $    1,792  $    1,539   $    1,284   $    7,912    $    5,646
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

# Commenced operations April 15, 1997

  See Notes to Financial Statements

----------------
68

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1998#

                                                                   MULTI-       MULTI-                     ASSET
                                                      MULTI-       MANAGED      MANAGED      MULTI-     ALLOCATION:
                                                      MANAGED     MODERATE      INCOME/     MANAGED     DIVERSIFIED
                                                      GROWTH       GROWTH       EQUITY       INCOME       GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income.............................  $   233,996  $   375,550  $   467,248  $  466,369  $    504,309    $    51,271
Net realized gain on investments..................      450,946      353,817      281,459     189,755       426,906      1,303,958
Net realized foreign exchange gain (loss) on
  other assets and liabilities....................       18,930       26,437       23,750      26,463           795        (13,405)
Net unrealized appreciation/depreciation on
  investments.....................................    3,407,218    2,834,086    1,607,601     811,550     3,460,173      7,235,366
Net unrealized foreign exchange gain (loss) on
  other assets and liabilities....................       10,090        9,031        6,483       4,741        16,173           (120)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations......................................    4,121,180    3,598,921    2,386,541   1,498,878     4,408,356      8,577,070
                                                    ------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income............     (145,000)    (240,000)    (295,000)   (310,000)     (350,000)       (50,000)
  Distributions from net realized gain on
    investments...................................     (360,000)    (315,000)    (155,000)   (115,000)     (495,000)      (335,000)
                                                    ------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders....................................     (505,000)    (555,000)    (450,000)   (425,000)     (845,000)      (385,000)
                                                    ------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.........................   35,042,648   36,053,150   30,442,119  24,213,091    58,480,233     47,040,730
Proceeds from shares issued for reinvestment of
  dividends and distributions.....................      505,000      555,000      450,000     425,000       845,000        385,000
Cost of shares repurchased........................   (6,683,267)  (7,029,907)  (6,871,918) (7,334,186)  (12,504,185)   (13,533,110)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions..............................   28,864,381   29,578,243   24,020,201  17,303,905    46,821,048     33,892,620
                                                    ------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS......................   32,480,561   32,622,164   25,956,742  18,377,783    50,384,404     42,084,690

NET ASSETS:
Beginning of period...............................            0            0            0           0             0              0
                                                    ------------------------------------------------------------------------------
End of period.....................................  $32,480,561  $32,622,164  $25,956,742  $18,377,783 $ 50,384,404    $42,084,690
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

---------------
Accumulated undistributed (distributions in excess
  of) net investment income.......................  $   103,862  $   152,216  $   181,493  $  170,487  $    169,315    $    (7,952)
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

Shares issued and repurchased:
Sold..............................................    3,051,992    3,193,790    2,768,731   2,243,277     5,347,715      3,890,293
Issued in reinvestment of dividends and
  distributions...................................       43,395       48,593       40,581      39,192        77,457         30,323
Repurchased.......................................     (567,213)    (605,686)    (606,962)   (655,273)   (1,123,496)    (1,049,317)
                                                    ------------------------------------------------------------------------------
Net increase......................................    2,528,174    2,636,697    2,202,350   1,627,196     4,301,676      2,871,299
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

# Commenced operations April 15, 1997

  See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

The Trust currently issues six separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation.

The STOCK PORTFOLIO seeks long-term capital appreciation, and secondarily, increasing dividend income through investments primarily in well-established growth companies.

SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser"), an indirect, wholly owned subsidiary of the Life Company, serves as investment adviser for all the Portfolios of the Trust. Janus Capital Corporation ("Janus") and Wellington Management Company, LLP ("WMC") both serve as subadvisers for each of the Multi-Managed Portfolios. Each of Janus and WMC manages one particular portion of the assets (each, a "Managed Component" or "component") of each of the Multi-Managed Portfolios, subject to the supervision of SunAmerica. Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Asset
Allocation: Diversified Growth Portfolio and T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as subadviser for the Stock Portfolio, each subject to the supervision of SunAmerica. (Janus, WMC, Putnam and T. Rowe Price are referred to herein individually as a "Subadviser," and collectively as the "Subadvisers.") In addition to being responsible for overall supervision of each Portfolio, SunAmerica manages one or more particular components of each of the Multi-Managed Portfolios.

Each Multi-Managed Portfolio is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Investments in each Multi-Managed Portfolio (and redemption requests) will be allocated among the Managed Components of such Portfolio as described in the chart below. The Trust expects that differences in investment returns among the Managed Components of a Multi-Managed Portfolio will cause the actual percentage of the Portfolio's assets allocated to each component to vary from the target allocation over the course of a calendar quarter. Accordingly, the assets of each Multi-Managed Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

                           Managed Components As a Target Percentage
                                of each Multi-Managed Portfolio
                 --------------------------------------------------------------
                   SunAmerica/                                        WMC/
                   Aggressive        Janus/        SunAmerica/        Fixed
                     Growth          Growth         Balanced         Income
   PORTFOLIO        component       component       component       component
---------------  ---------------  -------------  ---------------  -------------
Multi-Managed
  Growth
  Portfolio               20%             40%             20%             20%
Multi-Managed
  Moderate
  Growth
  Portfolio               18%             28%             18%             36%
Multi-Managed
  Income/
  Equity
  Portfolio                0%             18%             28%             54%
Multi-Managed
  Income
  Portfolio                0%              8%             17%             75%

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of

----------------
70
the Trust at March 31, 1998, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                                ----------------

For the period ended March 31, 1998, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                         Accumulated     Accumulated
                        Undistributed   Undistributed
                        Net Investment  Net Realized    Paid-In
                        Income/(Loss)    Gain/(Loss)    Capital
                        --------------  -------------  ---------
Multi-Managed Growth
  Portfolio               $   14,866     $   (12,625)  $  (2,241)
Multi-Managed Moderate
  Growth Portfolio            16,666         (14,425)     (2,241)
Multi-Managed Income/
  Equity Portfolio             9,245          (7,004)     (2,241)
Multi-Managed Income
  Portfolio                   14,118         (11,877)     (2,241)
Asset Allocation:
  Diversified Growth
  Portfolio                   15,006         (12,765)     (2,241)
Stock Portfolio               (9,223)         11,464      (2,241)

ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $91,410. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

3. OPERATING POLICIES:
REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

At March 31, 1998, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/ Equity and Multi-Managed Income Portfolios had a 2.2%, 1.6%, 1.0% and 0.3%, respectively, undivided interest, representing $2,153,000, $1,566,000, $1,011,000 and $256,000, respectively, in principal amount, in a joint repo with PaineWebber, Inc., which is dated March 31, 1998, bears interest at the rate of 5.75% per annum, has a principal amount of $97,641,000 and a repurchase price of $97,656,595, matures April 1, 1998 and is collateralized by $50,000,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.375% per annum and maturing January 15, 1999) and $47,885,000 of U.S. Treasury Notes (bearing interest at the rate of 6.25% per annum and maturing June 30, 1998), which together have an approximate value of $99,682,597.

In addition, at March 31, 1998, the above-mentioned Portfolios had a 0.4%, 0.7%, 0.9% and 0.8%, respectively, undivided interest, representing $350,000, $675,000, $860,000 and $745,000, respectively, in principal amount, in a joint repo with Swiss Bank Corp., which is dated March 31, 1998, bears interest at a rate of 5.90% per annum, has a principal amount of $99,645,000 and a repurchase price of $99,661,331, matures April 1, 1998 and is collateralized by $99,160,000 of U.S. Treasury Bonds, which bear interest at a rate of 5.875% per annum, mature November 15, 1999 and have an approximate value of $101,705,597.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

4. PORTFOLIO SECURITIES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

----------------
72

The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities at March 31, 1998, were as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Cost...............................  $  29,856,314   $  30,426,930   $  24,256,123
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $   3,554,293   $   2,960,459   $   1,667,071
Aggregate unrealized
  (loss)...........................       (167,313)       (153,888)        (64,344)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $   3,386,980   $   2,806,571   $   1,602,727
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH          STOCK*
                                     -------------   -------------   -------------
Cost...............................  $  17,531,121   $ 47,831,779    $  34,831,336
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $     863,083   $  3,872,944    $   7,443,311
Aggregate unrealized
  (loss)...........................        (52,632)      (513,201)        (256,997)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $     810,451   $  3,359,743    $   7,186,314
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

*Post 10/31/97 Currency Loss Deferrals: Stock Portfolio $7,952

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SunAmerica.

Pursuant to the Management Agreement entered into between the Adviser and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee, payable monthly, computed daily at the annual rates of .89% of average daily net assets ("Assets") for the Multi-Managed Growth Portfolio, .85% of Assets for the Multi-Managed Moderate Growth Portfolio, .81% of Assets for the Multi-Managed Income/Equity Portfolio, .77% of Assets for the Multi-Managed Income Portfolio,
 .85% of Assets for the Asset Allocation: Diversified Growth Portfolio and .85% of Assets for the Stock Portfolio.

The Management Agreement authorizes SunAmerica to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations below serve as Subadvisers to the portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the Assets of the Portfolio allocated to the Subadviser. SunAmerica has agreed to pay Janus a composite fee of .60% on the first $200 million and .55% on Assets over $200 million, and WMC a composite fee of .225% on the first $100 million,
 .125% on the next $100 million and .10% on Assets over $200 million, in each case based on the aggregate Assets it manages in the four Multi-Managed Portfolios. In addition, SunAmerica has agreed to pay each of Putnam and T. Rowe Price a fee at the following annual rates, expressed as a percentage of the Assets of the respective Portfolio: with regard to the Asset Allocation:
Diversified Growth Portfolio, .55% on the first $150 million, .50% on the next $150 million, and .40% on Assets over $300 million; and, with regard to the Stock Portfolio, .50% on the first
$40 million, and .40% on Assets over $40 million.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's Assets: Multi-Managed Growth Portfolio, 1.29%; Multi-Managed Moderate Growth Portfolio, 1.21%; Multi-Managed Income/Equity Portfolio, 1.14%; Multi-Managed Income Portfolio, 1.06%; Asset
Allocation: Diversified Growth Portfolio, 1.21%; and Stock Portfolio, 1.21%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

As of March 31, 1998 the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/ Equity, Multi-Managed Income, Asset Allocation:
Diversified Growth and Stock Portfolios had $23,646, $29,927, $36,590, $43,490, $77,724 and $10,325, respectively of expenses previously waived or reimbursed by SunAmerica that are subject to recoupment.

                                                                ----------------

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended March 31, 1998 was as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  35,894,408   $  33,135,912   $  14,168,748
Sales of portfolio
  securities.......................     13,873,382      12,617,018       4,454,319
U.S. government securities excluded
  above were as follows:
Purchases of U.S. government
  securities.......................      5,960,693       8,680,405      10,726,571
Sales of U.S. government
  securities.......................      1,161,775       1,345,525         623,050

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH           STOCK
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  12,987,914   $ 57,436,026    $  40,350,278
Sales of portfolio securities......      2,802,873     18,795,159        9,163,643
U.S. government securities excluded
  above were as follows:
Purchases of U.S. government
  securities.......................      7,730,456     24,929,084               --
Sales of U.S. government
  securities.......................      1,450,852     18,958,186               --

----------------
74

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------

                                                                    DIVIDENDS
                                                                    DECLARED     DIVIDENDS     NET                  NET
            NET ASSET                 NET REALIZED &                FROM NET     FROM NET     ASSET               ASSETS
              VALUE        NET          UNREALIZED     TOTAL FROM    INVEST-     REALIZED     VALUE               END OF
  PERIOD    BEGINNING   INVESTMENT    GAIN(LOSS) ON    INVESTMENT     MENT        GAIN ON     END OF    TOTAL     PERIOD
  ENDED     OF PERIOD  INCOME(1)(2)    INVESTMENTS     OPERATIONS    INCOME     INVESTMENTS   PERIOD  RETURN(3)   (000'S)
-------------------------------------------------------------------------------------------------------------------------

                                             Multi-Managed Growth Portfolio

4/15/97-
3/31/98      $10.00       $0.18           $2.95          $3.13        $(0.08)      $(0.20)    $12.85    31.55%    $32,481

                                         Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98       10.00        0.27            2.40           2.67        (0.13)       (0.17)     12.37     26.86      32,622

                                          Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98       10.00        0.41            1.68           2.09        (0.20)       (0.10)     11.79     21.10      25,957

                                             Multi-Managed Income Portfolio
4/15/97-
3/31/98       10.00        0.51            1.15           1.66        (0.27)       (0.10)     11.29     16.81      18,378

                                     Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98       10.00        0.23            1.76           1.99        (0.12)       (0.16)     11.71     20.09      50,384

                                                     Stock Portfolio
4/15/97-
3/31/98       10.00        0.03            4.80           4.83        (0.02)       (0.15)     14.66     48.59      42,085

----------
            ----------------------------------------------------

                           RATIO OF NET
              RATIO OF      INVESTMENT                 AVERAGE
            EXPENSES TO     INCOME TO                 COMMISSION
  PERIOD    AVERAGE NET    AVERAGE NET    PORTFOLIO      PER
  ENDED     ASSETS(5)(6)   ASSETS(5)(6)   TURNOVER     SHARE(4)
----------
            ----------------------------------------------------

                       Multi-Managed Growth Portfolio
4/15/97-
3/31/98       1.29%          1.52%           114%       $.0493

                  Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98       1.21           2.36            101         .0502

                   Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98       1.14           3.72             46         .0474

                       Multi-Managed Income Portfolio
4/15/97-
3/31/98       1.06           4.69             47         .0520

               Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98       1.21           2.06            166         .0358

                              Stock Portfolio
4/15/97-
3/31/98       1.21           0.24             46         .0339

----------------------------------

(1) Calculated based upon average shares outstanding

(2) After fee waivers and expense reimbursements by the investment adviser

(3) Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

(4) The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

(5) Annualized

(6) During the period April 15, 1997 (commencement of operations) through March 31, 1998, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                    EXPENSES (5)   NET INVESTMENT INCOME (5)
                                                    ------------   -------------------------
Multi-Managed Growth Portfolio....................      1.44%                1.37%
Multi-Managed Moderate Growth Portfolio...........      1.40                 2.17
Multi-Managed Income/Equity Portfolio.............      1.43                 3.43
Multi-Managed Income Portfolio....................      1.50                 4.25
Asset Allocation: Diversified Growth Portfolio....      1.53                 1.74
Stock Portfolio...................................      1.26                 0.19

See Notes to Financial Statements

                                                                ----------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Seasons Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, and Stock Portfolio (constituting the six portfolios of Seasons Series Trust, hereafter referred to as the "Trust") at March 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period April 15, 1997 (commencement of operations) through March 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
May 12, 1998

----------------
76

----------------

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the year ended March 31, 1998.

During the year ended March 31, 1998 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                                                                    QUALIFYING %
                                                                                          NET          FOR THE
                                                                             NET       SHORT-TERM   70% DIVIDENDS
                                                               TOTAL      INVESTMENT    CAPITAL       RECEIVED
                                                             DIVIDENDS      INCOME       GAINS        DEDUCTION
                                                             ----------   ----------   ----------   -------------
Multi-Managed Growth Portfolio.............................    $ .28        $ .08        $ .20           7.08%
Multi-Managed Moderate Growth Portfolio....................      .30          .13          .17           5.70
Multi-Managed Income/Equity Portfolio......................      .30          .20          .10           3.75
Multi-Managed Income Portfolio.............................      .37          .27          .10           2.07
Asset Allocation: Diversified Growth Portfolio.............      .28          .12          .16          22.96
Stock Portfolio............................................      .17          .02          .15          10.14

                                                                ----------------

INDIVIDUAL PORTFOLIO REVIEWS

              To help you better understand the investment management of your SEASONS VARIABLE ANNUITY, we have included on the following pages investment comments regarding the six investment portfolios of the Seasons Series Trust, the underlying investments of your SEASONS VARIABLE ANNUITY. Each SEASONS STRATEGY invests in a different allocation of these underlying portfolios (not all portfolios are included in each STRATEGY):

              1.  Multi-Managed Growth Portfolio

              2.  Multi-Managed Moderate Growth Portfolio

              3.  Multi-Managed Income/Equity Portfolio

              4.  Multi-Managed Income Portfolio

              5.  Asset Allocation: Diversified Growth Portfolio

              6.  Stock Portfolio

              Asset allocations for each STRATEGY, as shown in your SEASONS prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your SEASONS prospectus.

              In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 1998. Descriptions of these market indices are provided next to the individual graphs.

              PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SEASONS SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

----------------
78

MULTI-MANAGED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BLENDED BENCHMARK INDEX      S&P 500 INDEX      LEHMAN BROTHERS AGGREGATE INDEX       MULTI-MANAGED GROWTH PORTFOLIO
4/15/97                         $10,000           $10,000                              $ 10,000                            $ 10,000
4/97                            $10,357           $10,618                              $ 10,106                            $ 10,180
5/97                            $10,937           $11,265                              $ 10,203                            $ 10,800
6/97                            $11,317           $11,769                              $ 10,324                            $ 10,990
7/97                            $11,965           $12,706                              $ 10,603                            $ 11,880
8/97                            $11,650           $11,995                              $ 10,513                            $ 11,530
9/97                            $12,193           $12,652                              $ 10,667                            $ 12,100
10/97                           $11,927           $12,229                              $ 10,821                            $ 11,830
11/97                           $12,209           $12,796                              $ 10,871                            $ 11,870
12/97                           $12,393           $13,016                              $ 10,981                            $ 11,947
1/98                            $12,468           $13,160                              $ 11,121                            $ 12,059
2/98                            $13,109           $14,109                              $ 11,112                            $ 12,684
3/98                            $13,573           $14,837                              $ 11,150                            $ 13,155

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Multi-Managed Growth Portfolio          31.55%
------------------------------------

  *Not annualized

The Blended Benchmark Index consists of 51% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 27% Lehman Brothers Aggregate Index, 20% Russell 2000 Index, and 2% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The portfolio returned 31.55% from its inception date of April 15, 1997 through March 31, 1998, versus a return of 35.73% for its blended benchmark index and a return of 48.37% for the broad-based S&P 500 Index.

With large-cap growth stocks leading the market, the Growth component made the most significant contribution to portfolio performance. Growth stocks in the high-technology and pharmaceutical sectors, including MICROSOFT, DELL COMPUTER, PARAMETRIC TECHNOLOGY, AOL, WARNER-LAMBERT, PFIZER, and MONSANTO were some of the big winners. Stocks that disappointed included ELI LILLY, which had a slower-than-expected start with a new hormone-replacement drug, and several oil services companies, an industry that was hurt by low demand in Asia and conflicts over production at the Organization of Petroleum Exporting Countries
(OPEC).

Like the Growth component, the Aggressive Growth component benefited from the strong performance of technology stocks. Over the last several months, SunAmerica Asset Management, which manages the Aggressive Growth component, increased its exposure to the technology and telecommunications sectors. This move boosted performance and took advantage of such positive trends as deregulation in the telecommunications area and the explosive growth in Internet usage.

As U.S. equities broke new highs, the bond market also surged. Benign inflation, slow economic growth, and low unemployment all helped to support bond prices. In this environment, SunAmerica Asset Management and Wellington Management, the Balanced and Fixed Income component managers respectively, focused on corporate and mortgage-backed bonds of longer maturity and DURATION (a measure of a bond's price sensitivity to interest rate changes). With declining interest rates, these longer-term bonds made significant gains in price.

                                                                ----------------

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth, with capital preservation as a secondary objective

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BLENDED BENCHMARK INDEX      S&P 500 INDEX      LEHMAN BROTHERS AGGREGATE INDEX

4/15/97                        $ 10,000           $10,000                              $ 10,000
4/97                           $ 10,291           $10,618                              $ 10,106
5/97                           $ 10,777           $11,265                              $ 10,203
6/97                           $ 11,099           $11,769                              $ 10,324
7/97                           $ 11,654           $12,706                              $ 10,603
8/97                           $ 11,412           $11,995                              $ 10,513
9/97                           $ 11,871           $12,652                              $ 10,667
10/97                          $ 11,701           $12,229                              $ 10,821
11/97                          $ 11,916           $12,796                              $ 10,871
12/97                          $ 12,083           $13,016                              $ 10,981
1/98                           $ 12,166           $13,160                              $ 11,121
2/98                           $ 12,657           $14,109                              $ 11,112
3/98                           $ 13,016           $14,837                              $ 11,150

             MULTI-MANAGED MODERATE GROWTH PORTFOLIO
4/15/97                                        $ 10,000
4/97                                           $ 10,160
5/97                                           $ 10,700
6/97                                           $ 10,890
7/97                                           $ 11,620
8/97                                           $ 11,330
9/97                                           $ 11,830
10/97                                          $ 11,610
11/97                                          $ 11,650
12/97                                          $ 11,753
1/98                                           $ 11,845
2/98                                           $ 12,317
3/98                                           $ 12,686

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Multi-Managed Moderate Growth
    Portfolio                             26.86%
------------------------------------

  *Not annualized

The Blended Benchmark Index consists of 37.9% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 42.3% Lehman Brothers Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The portfolio gained 26.86% from April 15, 1997 through March 31, 1998, while its blended benchmark index generated a return of 30.16% and the broad-based S&P 500 Index returned 48.37%. With the majority of the portfolio's assets in the Growth, Balanced and Fixed Income components, the portfolio benefited from the strong performance of these sectors.

In both the Aggressive Growth and Growth components, technology stocks helped to drive performance. Some of the big high-tech names that contributed to the portfolio's solid returns included MICROSOFT, DELL COMPUTER and AOL, all of which topped analysts' estimates and continued to dominate their industries. Other sectors that performed well included the pharmaceutical and financial industries. One factor that weakened performance was the Aggressive Growth component's defensive positioning in late 1997, a move made in response to concerns regarding the Asian financial crisis. When equities rebounded strongly in early 1998, the component was not able to take full advantage of the market rally.

Among Balanced and Fixed Income issues, the focus was on corporate profits and interest rates. SunAmerica Asset Management, the Balanced component manager, looked for companies with consistent double-digit earnings growth. The component remained overweight in the financial, pharmaceutical, and technology sectors, where corporate profits and earnings growth were strong. Meanwhile, in the Fixed Income component, manager Wellington Management took an optimistic interest rate stance and favored bonds of longer maturities. This strategy rewarded investors as interest rates fell throughout the period.

----------------
80

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital preservation, while maintaining some potential for long- term growth

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BLENDED BENCHMARK INDEX      S&P 500 INDEX      LEHMAN BROTHERS AGGREGATE INDEX
4/15/97                        $ 10,000           $10,000                              $ 10,000
4/97                           $ 10,275           $10,618                              $ 10,106
5/97                           $ 10,548           $11,265                              $ 10,203
6/97                           $ 10,787           $11,769                              $ 10,324
7/97                           $ 11,261           $12,706                              $ 10,603
8/97                           $ 10,991           $11,995                              $ 10,513
9/97                           $ 11,295           $12,652                              $ 10,667
10/97                          $ 11,275           $12,229                              $ 10,821
11/97                          $ 11,484           $12,796                              $ 10,871
12/97                          $ 11,625           $13,016                              $ 10,981
1/98                           $ 11,765           $13,160                              $ 11,121
2/98                           $ 12,044           $14,109                              $ 11,112
3/98                           $ 12,277           $14,837                              $ 11,150

             MULTI-MANAGED INCOME/EQUITY PORTFOLIO
4/15/97                                      $ 10,000
4/97                                         $ 10,180
5/97                                         $ 10,410
6/97                                         $ 10,590
7/97                                         $ 11,170
8/97                                         $ 10,920
9/97                                         $ 11,200
10/97                                        $ 11,220
11/97                                        $ 11,300
12/97                                        $ 11,411
1/98                                         $ 11,606
2/98                                         $ 11,884
3/98                                         $ 12,110

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Multi-Managed Income/Equity
    Portfolio                             21.10%
------------------------------------

  *Not annualized

The Blended Benchmark Index consists of 33.4% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 63.8% Lehman Brothers Aggregate Index, and 2.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The portfolio achieved competitive results from April 15, 1997 through March 31, 1998, with a return of 21.10%. In comparison, the blended benchmark index returned 22.77%, the S&P 500 Index returned 48.37%, and the Lehman Brothers Aggregate Index gained 11.50%.

With an emphasis on bonds over equities, the portfolio benefited from declining interest rates, benign inflation, and a slowing economy. In the Balanced component, portfolio manager SunAmerica Asset Management increased its exposure to the pharmaceutical and technology sectors, a move that contributed positively to performance. Other sectors that performed competitively were the housing, airline and financial industries. Looking forward, SunAmerica plans to increase its holdings of cyclical companies, particularly those in the energy and oil service sectors. The manager believes that these companies represent good value, especially since their stock prices have already been discounted to reflect a worst-case scenario.

In both the Balanced and Fixed Income components, the portfolio management team favored long-term bonds over those of shorter maturity. Based on the inverse relationship between bond prices and interest rates, these longer-term bonds benefited greatly when interest rates fell. On the down side, both components had a relatively small exposure to high-yield bonds, one of the best performing sectors in the bond market.

                                                                ----------------

MULTI-MANAGED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital preservation

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BLENDED BENCHMARK INDEX      S&P 500 INDEX      LEHMAN BROTHERS AGGREGATE INDEX       MULTI-MANAGED INCOME PORTFOLIO

4/15/97                        $ 10,000           $10,000                              $ 10,000                            $ 10,000
4/97                           $ 10,193           $10,618                              $ 10,106                            $ 10,160
5/97                           $ 10,381           $11,265                              $ 10,203                            $ 10,340
6/97                           $ 10,563           $11,769                              $ 10,324                            $ 10,510
7/97                           $ 10,940           $12,706                              $ 10,603                            $ 10,940
8/97                           $ 10,759           $11,995                              $ 10,513                            $ 10,760
9/97                           $ 10,989           $12,652                              $ 10,667                            $ 10,980
10/97                          $ 11,056           $12,229                              $ 10,821                            $ 11,060
11/97                          $ 11,186           $12,796                              $ 10,871                            $ 11,120
12/97                          $ 11,312           $13,016                              $ 10,981                            $ 11,236
1/98                           $ 11,452           $13,160                              $ 11,121                            $ 11,422
2/98                           $ 11,589           $14,109                              $ 11,112                            $ 11,557
3/98                           $ 11,724           $14,837                              $ 11,150                            $ 11,681

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Multi-Managed Income Portfolio          16.81%
------------------------------------

  *Not annualized

The Blended Benchmark Index consists of 17.35% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 80.95% Lehman Brothers Aggregate Index, and 1.70% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

From April 15, 1997 through March 31, 1998, the portfolio returned 16.81%, versus 17.24% for its blended benchmark index. In comparison, the Lehman Brothers Aggregate Index gained 11.50% for the period. With over 75% of the portfolio's assets in bonds, the Fixed Income component was the driving force behind portfolio performance.

Since inception, the Fixed Income component has produced above-average returns. The component has been aided by its optimistic interest rate stance, as rates have fallen, and by a careful use of corporate and mortgage-backed bonds. As of March 31, 1998, corporate bonds represented approximately 23% of the component, while mortgages represented 16%. Wellington Management, the manager of the Fixed Income component, added to both bond sectors, concentrating on issuers that have fallen out of favor with Wall Street but still retain strong balance sheets. The manager also focused on investment-grade issues, with high-yield bonds making up only 5% of the component. Wellington Management maintained a modest position in non-U.S. dollar denominated bonds. Although they only account for approximately 4% of the component, these holdings were very beneficial.

Likewise, while the Balanced and Growth components represent only about 25% of the portfolio's assets, they contributed significantly to the positive, double-digit performance of the portfolio.

----------------
82

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital appreciation

PORTFOLIO MANAGER:                        Putnam Investment Management, Inc.

GROWTH OF A $10,000 INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BLENDED BENCHMARK INDEX      S&P 500 INDEX      LEHMAN BROTHERS AGGREGATE INDEX

4/15/97                        $ 10,000           $10,000                              $ 10,000
4/97                           $ 10,470           $10,618                              $ 10,106
5/97                           $ 11,009           $11,265                              $ 10,203
6/97                           $ 11,453           $11,769                              $ 10,324
7/97                           $ 12,100           $12,706                              $ 10,603
8/97                           $ 11,492           $11,995                              $ 10,513
9/97                           $ 12,033           $12,652                              $ 10,667
10/97                          $ 11,642           $12,229                              $ 10,821
11/97                          $ 11,953           $12,796                              $ 10,871
12/97                          $ 12,122           $13,016                              $ 10,981
1/98                           $ 12,346           $13,160                              $ 11,121
2/98                           $ 13,037           $14,109                              $ 11,112
3/98                           $ 13,527           $14,837                              $ 11,150

           ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
4/15/97                                           $ 10,000
4/97                                              $ 10,180
5/97                                              $ 10,620
6/97                                              $ 10,900
7/97                                              $ 11,400
8/97                                              $ 11,030
9/97                                              $ 11,610
10/97                                             $ 11,100
11/97                                             $ 11,240
12/97                                             $ 11,240
1/98                                              $ 11,065
2/98                                              $ 11,609
3/98                                              $ 12,009

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Asset Allocation:
    Diversifed Growth Portfolio           20.09%
------------------------------------

  *Not annualized

The Blended Benchmark Index consists of 60% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 20% Lehman Brothers Aggregate Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

PERFORMANCE REVIEW

The portfolio returned 20.09% from April 15, 1997 through March 31, 1998, versus the 35.27% return of its blended benchmark index. The portfolio lagged its benchmark primarily because of the performance of its U.S. stock component. Over the period, Putnam focused on large-cap VALUE stocks, which did not perform as well as large-cap GROWTH stocks. The portfolio's U.S. stock market component returned a solid 25.27%, while the broad-based S&P 500 Index returned 48.37% for the period.

The rest of the portfolio's components met or exceeded expectations. The U.S. fixed-income component returned 11.01%, performing in line with the broad U.S. bond market. The international equity component returned 24.24%, outperforming the MSCI EAFE Index of international stocks. Putnam's decision to favor European stocks over the Japanese equity market contributed significantly to the strong performance of the international component. Currency hedging during this period of weakening foreign currencies also boosted performance.

With the U.S. stock market's exceptional performance in recent months, valuations have grown increasingly expensive. Looking forward, Putnam anticipates reducing U.S. equity levels in favor of more attractive European stocks, such as those in France, Italy, and Spain. Meanwhile, Putnam will continue to underweight Japanese equities which remain troubled by a stagnant economy.

In terms of fixed income, the 1997 bond rally moderated during the first quarter of 1998. The Lehman Brothers Aggregate Index rose 1.56% during the period and the 30-Year U.S. Treasury Bond has been range-bound with interest rates around 5.9%. However, with benign inflation rates, slow economic growth, and low unemployment, Putnam believes interest rates will remain stable to declining, a positive trend for bonds in general.

                                                                ----------------

STOCK PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term capital appreciation with secondary goal to increase dividend income through investments in growth-oriented companies

PORTFOLIO MANAGER:                        T. Rowe Price Associates, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P 500 INDEX    STOCK PORTFOLIO

4/15/97             $10,000          $ 10,000
4/97                $10,618          $ 10,440
5/97                $11,265          $ 11,160
6/97                $11,769          $ 11,700
7/97                $12,706          $ 12,510
8/97                $11,995          $ 11,870
9/97                $12,652          $ 12,540
10/97               $12,229          $ 12,170
11/97               $12,796          $ 12,620
12/97               $13,016          $ 12,893
1/98                $13,160          $ 13,126
2/98                $14,109          $ 14,190
3/98                $14,837          $ 14,859

------------------------------------
TOTAL RETURN -- SINCE INCEPTION (4/15/97)
THROUGH 3/31/98*
------------------------------------
  Stock Portfolio                         48.59%
------------------------------------

  *Not annualized

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The portfolio achieved a strong 48.59% gain from April 15, 1997 through March 31, 1998, slightly exceeding the performance of the benchmark S&P 500 Index, which returned 48.37%.

Although the large majority of its assets are in U.S. equities, the portfolio generally maintains some exposure to international stocks. Over the period ended March 31, 1998, the portfolio's performance benefited from the strong showing of its European holdings, its overweighting in healthcare services and hospital management companies, an underweighting in oil and utilities, and from exposure to several large industrial shares. Among the European stocks that drove performance were VODAFONE GROUP, BANCA FIDEURAM, and RENTOKIL INITIAL. Capital goods stocks GE, DANAHER, and TYCO INTERNATIONAL also made positive contributions. In the fourth quarter of 1997, T. Rowe Price added NOKIA, a stock that rewarded investors during the first quarter of this year. There were also some disappointments in the portfolio. COMPAQ COMPUTER was plagued by inventory problems, PHILIP MORRIS slipped due to unresolved tobacco settlement discussions in Washington, and SECURITY CAPITAL U.S., a real estate investment trust, was negatively impacted by proposed tax law changes.

During the most recent quarter, T. Rowe Price shifted some assets out of computer stocks into the telecommunications sector, where it feels there is more potential. In addition, the manager took advantage of the opportunity to take profits in select European holdings and redeploy the assets to Latin America.

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